[GRAPHIC OMITTED] PENN MUTUAL
A BETTER WAY OF LIFE


PROSPECTUS

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
MAY 1, 1999

DIVERSIFIER II

A Flexible Premium Variable and Fixed Annuity

PENN SERIES FUNDS, INC.
May 1, 1999
INVESTMENT ADVISERS:
T. Rowe Price Associates, Inc.
OpCap Advisors
Independence Capital Management, Inc.
Vontobel USA, Inc.
RS Investment Management, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
May 1, 1999
INVESTMENT ADVISER:
American Century Investment Management, Inc.

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST
May 1, 1999
INVESTMENT ADVISER:
Neuberger Berman Management Incorporated

FIDELITY INVESTMENTS'
VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
April 30, 1999
INVESTMENT ADVISER:
Fidelity Management & Research Company

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS
May 1, 1999
INVESTMENT ADVISER:
Morgan Stanley Dean Witter Investment Management

                                                   [GRAPHIC OMITTED] PENN MUTUAL
                                                            A BETTER WAY OF LIFE

                                                          THE PENN MUTUAL
                                                          LIFE INSURANCE COMPANY
                                                          Philadelphia, PA 19172

EB1474   5/99

The Penn Mutual Life Insurance Company
Philadelphia, PA 19172
--------------------------------------------------------------------------------
MAY 1, 1999

DIVERSIFIER II
--------------------------------------------------------------------------------
              PROFILE OF PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
              ---------------------------------------------------
   This profile is a summary of some of the more important points that you should consider and know before purchasing the Contracts. The Contracts are more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.
--------------------------------------------------------------------------------

1. THE ANNUITY CONTRACTS
--------------------------------------------------------------------------------
   The Contracts offered in this prospectus are a combination variable and fixed annuity contract ("Variable/Fixed Contract") and a variable annuity contract ("Variable Contract") between you, the owner, and The Penn Mutual Life Insurance Company. The Contracts provide a means for you to invest in one or more of the available Funds listed in Section 4, or one or more of the fixed interest accounts guaranteed and funded by Penn Mutual through its general account.

   You determine (1) the amount and frequency of payments to make, (2) which Funds will be used, (3) transfers between the Funds, (4) the type of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals.

2. ANNUITY PAYMENTS
--------------------------------------------------------------------------------
   You may choose (1) an annuity for a specified number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) another form of an annuity that we may agree upon. You may select any one of these as a variable annuity, a fixed annuity, or a combination of both.

3. PURCHASE
--------------------------------------------------------------------------------
                         Variable/Fixed Contract           Variable contract
                          Minimum       Minimum         Minimum        Minimum
                          Initial     Subsequent        Initial       Subsequent
                          Payment       Payment         Payment        Payment
                        -------------------------------------------------------
Qualified Plan              $250          $50            $250            $40
Non-Qualified Plan        $2,500         $300          $1,500           $300
--------------------------------------------------------------------------------

4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INDEPENDENCE CAPITAL                        ICMI/ ROBERTSON STEPHENS                        FIDELITY INVESTMENTS
Management, Inc.                            Emerging Growth Fund                            VIP Equity Income Portfolio
Growth Equity Fund                                                                          VIP Growth Portfolio
Quality Bond Fund                           T. ROWE PRICE ASSOCIATES, INC.                  VIP II Asset Manager Portfolio
Money Market Fund                           Flexibly Managed Fund                           VIP II Index 500 Portfolio
                                            High Yield Bond Fund
OPCAP ADVISORS                                                                              VONTOBEL USA, INC.
Value Equity Fund                           AMERICAN CENTURY INVESTMENT MANAGEMENT, INC     International Equity Fund
Small Capitalization Fund                   VP Capital Appreciation portfolio

MORGAN STANLEY DEAN WITTER                  NEUBERGER BERMAN MANAGEMENT
INVESTMENT MANAGEMENT                       INCORPORATED
Emerging Markets Equity (Int'l) Portfolio   AMT Limited Maturity Bond Portfolio
                                            AMT Balanced Portfolio
                                            AMT Partners Portfolio


5. EXPENSES
--------------------------------------------------------------------------------

   Each year we deduct a contract administration charge of $30. We deduct a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. In addition, we deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. There are also expenses deducted from the underlying Funds, ranging from 0.28% to 1.75% of the Fund's average daily value.

   A contingent deferred sales charge may be deducted if you make a full or partial withdrawal. For the Variable/Fixed Contract, the deferred sales charge will equal:

No Purchase Payments After 1st Contract Year          Purchase Payments After 1st Contract Year
----------------------------------------------        -------------------------------------------
Withdrawal During      Deferred Sales Charge                                Deferred Sales Charge
 Contract Year           as a Percentage of           Withdrawal During       as a Percentage of
                         Amount Withdrawn              Contract Year           Amount Withdrawn
----------------------------------------------        -------------------------------------------
    1                               7.0%                   1                          7.0%
    2                               6.0%                   2                          6.0%
    3                               5.0%                   3                          5.0%
    4                               4.0%                   4                          4.0%
    5                               3.0%                   5                          3.5%
    6                               2.0%                   6                          3.0%
    7                               1.0%                   7                          2.5%
 8 and later                     No Charge                 8                          2.0%
                                                           9                          1.5%
                                                           10                         1.0%
                                                      11 and later                 No Charge
----------------------------------------------        -------------------------------------------

   For the Variable Contract, the contingent deferred sales charge will be the lesser of (a) 5% of the purchase payments made for the past seven years or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of the total purchase payments. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract Value:

   Contract Year                                       Percentage
      Eighth                                               25%
      Ninth                                                50%
      Tenth                                                75%

   The following chart is designed to help you understand the charges in your Contract. The column "Total Annual Charges" shows the annual percentage charge for contract administration (which is represented as .05%), insurance charges and investment charges. The next columns show you two examples of the charges, in dollars, you would pay under your Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of the applicable period. The premium tax is assumed to be 0% in both examples.


                                                                 Examples:
                                                                Total Annual
                                                                 Expenses at
                                                                   End of:
                                 Total        Total               (Variable
                                Annual       Annual       Total    /Fixed  (Variable
                               Insurance    Portfolio     Annual  Contract) Contract)
Fund                            Charges      Charges      Charges   1 Year   1 Year  10 Years
---------------------------------------------------------------------------------------------
Growth Equity                     1.30%       0.76%        2.06%     $86               $240
Value Equity                      1.30%       0.76%        2.06%      86                240
Flexibly Managed                  1.30%       0.76%        2.06%      86                247
Small Capitalization              1.30%       0.82%        2.12%      90                280
Emerging Growth                   1.30%       1.15%        2.45%      86                240
International Equity              1.30%       1.08%        2.38%      89                273
Quality Bond                      1.30%       0.77%        2.07%      86                242
High Yield Bond                   1.30%       0.82%        2.12%      86                247
Money Market                      1.30%       0.72%        2.02%      86                236
VP Capital Appreciation           1.30%       1.00%        2.30%      86                240
AMT Limited Maturity Bond         1.30%       0.76%        2.06%      88                268
AMT Balanced                      1.30%       1.03%        2.33%      85                230
AMT Partners                      1.30%       0.84%        2.14%      87                249
VIP Equity Income                 1.30%       0.57%        1.87%      84                220
VIP Growth                        1.30%       0.66%        1.96%      85                230
VIP II Asset Manager              1.30%       0.63%        1.93%      85                227
VIP II Index 500                  1.30%       0.28%        1.58%      81                189
Emerging Markets Equity           1.30%       1.75%        3.05%      95                338
---------------------------------------------------------------------------------------------

6.  TAXES
--------------------------------------------------------------------------------
   Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7.  WITHDRAWALS
--------------------------------------------------------------------------------
   You may withdraw all or part of your money at any time during the accumulation phase. Once in each contract year on or after the last day of the first contract year you may withdraw up to 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. A premature withdrawal charge may be deducted from the money earned on the fixed interest accounts if you take the money prior to maturity.

8.  PERFORMANCE
--------------------------------------------------------------------------------
   The value of the Contract will fluctuate depending upon the investment performance of the Fund(s) you choose. The following chart shows total returns for each Fund for the time periods shown. These numbers reflect the insurance company charges and the investment charges of the Fund, but do not reflect any withdrawal charges, which would reduce the performance if they were applied. Past performance is no guarantee of future results.

9. DEATH BENEFIT
--------------------------------------------------------------------------------
   If you die prior to the Annuity Date we will pay the beneficiary the greatest of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers, (2) the Contract Value for the period that proof of death is received or (3) the sum of the Fixed Account Value (if any) on the date of death and the Variable Account Value as of the contract date or, if later, the most recent seven-year contract anniversary occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

     If you die after the Annuity Date, the beneficiary may elect to have the payments continue for the specified or guaranteed period of to receive in lump sum the present value of the remaining payments.

                                                                           CALENDAR YEAR
Fund                                1998      1997      1996     1995       1994     1993     1992     1991       1990     1989
--------------------------------------------------------------------------------------------------------------------------------
Independence Capital
   Growth Equity                   39.91%    25.13%    18.22%    24.83%  -9.32%    10.96%     4.55%    33.02%   -12.30%    29.60%
   Quality Bond                     8.80      6.67      2.82     18.64   -6.49     10.25      5.22     14.15      6.62     11.28
OpCap Advisors
   Value Equity                     8.23     23.38     23.58     35.73     1.61     5.69     13.38     26.08     -9.30     11.44
   Small Capitalization           -10.29     21.49     18.25       n/a      n/a      n/a       n/a       n/a       n/a       n/a
T. Rowe Price
   Flexibly Managed                 4.77     14.15     14.85     20.70     2.77    14.28      8.12     20.08     -2.16     19.50
   High Yield Bond                  3.49     14.33     12.43     14.95    -8.51    18.26     14.33     35.17    -10.03     -1.92
ICMI/ Robertson Stephens
   Emerging Growth                 34.02       n/a       n/a       n/a      n/a      n/a       n/a       n/a       n/a       n/a
Vontobel
   International Equity            17.37      9.00     15.37     12.36    -7.51    36.40       n/a       n/a       n/a       n/a
American Century
   VP Capital Appreciation         -3.37     -4.48     -5.54     29.46    -2.41     8.94     -2.58     40.09     -2.53      27.19
Neuberger Berman
   AMT Limited Maturity Bond        3.09      5.41      3.00      9.56    -1.40     5.30      3.86      9.96      6.98       9.39
   AMT Balanced                    10.78     17.96      5.54     22.22    -4.57     5.13      6.70     21.14      0.67        n/a
   AMT Partners                     2.91     29.77     28.45     35.30      n/a      n/a       n/a       n/a       n/a        n/a
Fidelity Investments
   VIP Equity Income               10.24     26.51     12.84     32.56     5.14    16.80     15.41     29.80    -16.35     15.88
   VIP Growth                      37.76     21.93     13.26     33.68    -1.26    17.87      7.94     43.69    -12.85     29.87
   VIP II Asset Manager            13.62     19.15     13.17     15.49    -7.26    19.71     10.30     21.03      5.39       n/a
   VIP II Index 500                26.73     31.32     21.65     36.01     .017     8.79       n/a       n/a       n/a       n/a
Morgan Stanley
   Emerging Markets Equity        -25.12     -0.95       n/a       n/a      n/a      n/a       n/a       n/a       n/a       n/a
--------------------------------------------------------------------------------------------------------------------------------

10. OTHER INFORMATION
--------------------------------------------------------------------------------
FREE LOOK. If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

SYSTEMATIC WITHDRAWALS. You can arrange to have up to 10% of your contract value automatically sent to you on a modal basis while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive.

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money automatically invested in the Funds monthly or quarterly, theoretically giving you a lower average cost per unit over time than a single one time purchase.

AUTOMATIC ASSET REBALANCING. You can elect to have your investments automatically rebalanced on a quarterly basis to maintain a specified percentage allocation among your selected Funds.

11. INQUIRIES
--------------------------------------------------------------------------------
If you need more information, please contact us at:
The Penn Mutual Life Insurance Company

Customer Service Group

Philadelphia, PA  19172

1-800-523-0650

--------------------------------------------------------------------------------
PROSPECTUS -- MAY 1, 1999
INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS --
FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

DIVERSIFIER II
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience.

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.

o allows you to choose to receive your annuity payments over different periods of time.

Under either Contract, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").
--------------------------------------------------------------------------------


PENN SERIES FUNDS, INC.                                       MANAGER
     Growth Equity Fund                                       Independence Capital Management, Inc.
     Value Equity Fund                                        OpCap Advisors
     Small Capitalization Fund                                OpCap Advisors
     Emerging Growth Fund                                     RS Investment Management, Inc.
     Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
     International Equity Fund                                Vontobel USA, Inc.
     Quality Bond Fund                                        Independence Capital Management, Inc.
     High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
     Money Market Fund                                        Independence Capital Management, Inc.

---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                    MANAGER
     Capital Appreciation Portfolio                           American Century Investment Management, Inc.

---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                    MANAGER
     Balanced Portfolio                                       Neuberger Berman Management Incorporated
     Limited Maturity Bond Portfolio                          Neuberger Berman Management Incorporated
     Partners Fund Portfolio                                  Neuberger Berman Management Incorporated

---------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND        MANAGER
     Equity-Income Portfolio                                  Fidelity Management and Research Company
     Growth Portfolio                                         Fidelity Management and Research Company

---------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II     MANAGER
     Asset Manager Portfolio                                  Fidelity Management and Research Company
     Index 500 Portfolio                                      Fidelity Management and Research Company

---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.              MANAGER
     Emerging Markets Equity (International) Portfolio        Morgan Stanley Dean Witter Investment Management Inc.


A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

The combination variable and fixed annuity contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our Fixed Interest Accounts. Your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 4%. The variable contract allows you to transfer money to your companion fixed annuity contract.

THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

---------------------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS
---------------------------------------------------------------------------------------------------------------------------
GLOSSARY                                                                                                               4
---------------------------------------------------------------------------------------------------------------------------
EXPENSES                                                                                                               5
---------------------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES                                                                                          7
---------------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION                                                                                        9
---------------------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY                                                                                15
---------------------------------------------------------------------------------------------------------------------------
YEAR 2000                                                                                                             15
---------------------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT                                                                                                  15
     Accumulation Units                                                                                               15
     Voting Instructions                                                                                              16
     Investment Options in the Separate Account                                                                       16
         Penn Series Funds, Inc.                                                                                      16
         American Century Variable Portfolios, Inc.                                                                   17
         Neuberger Berman Advisers Management Trust                                                                   17
         Fidelity Investments' Variable Insurance Products Fund                                                       17
         Fidelity Investments' Variable Insurance Products Fund II                                                    17
         Morgan Stanley Dean Witter Universal Funds, Inc.                                                             17
---------------------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS                                                                                           18
---------------------------------------------------------------------------------------------------------------------------
THE CONTRACT                                                                                                          18
     How Do I Purchase a Contract?                                                                                    19
     What Types of Annuity Payments May I Choose?                                                                     19
         Variable Annuity Payments                                                                                    19
         Fixed Annuity Payments Under a Variable/Fixed Contract                                                       19
         Other Information                                                                                            19
     What Are the Death Benefits Under My Contract?                                                                   20
         Contracts Sold in Texas                                                                                      20
     May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?                                          21
         Variable/Fixed Contracts                                                                                     21
         Variable Contract                                                                                            21
         Dollar Cost Averaging                                                                                        21
         Automatic Rebalancing                                                                                        21
         Additional Information                                                                                       21
     May I Withdraw Any of My Money?                                                                                  21
         403(b) Withdrawals                                                                                           22
     Deferment of Payments and Transfers                                                                              22
     What Charges Do I Pay?                                                                                           22
         Administration Charges                                                                                       22
         Mortality and Expense Risk Charge                                                                            22
         Contingent Deferred Sales Charge                                                                             23
         Variable/Fixed Contract                                                                                      23
         Variable Contract                                                                                            24
         Other Information                                                                                            24
         Premium Taxes                                                                                                24
---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                                                               24
---------------------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                                                                    25
     General Information                                                                                              25
     Loans Under Section 403(b) Contracts                                                                             25
---------------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS                                                                                     26
     Withdrawals and Death Benefits                                                                                   26
     Annuity Payments                                                                                                 26
     Early Withdrawals                                                                                                26
     Transfers                                                                                                        26
     Separate Account Diversification                                                                                 26
     Qualified Plans                                                                                                  27
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                                  27
---------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                                                          28
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

ACCUMULATION UNIT: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

ANNUITANT: The person during whose life annuity payments are made.

ANNUITY DATE: The date on which annuity payments start.

ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this Prospectus.

CONTRACT OWNER: The person named in the Contract as the Contract Owner.

CONTRACT VALUE: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.

FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all Fixed Interest Accounts.

SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940.

VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

VARIABLE CONTRACT: The variable annuity contract described in this Prospectus.

VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

WE OR US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

YOU: "you" means the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------
EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments ................................  None
Maximum Contingent Deferred Sales Charge
     Variable/Fixed Contract ...........................................    7%*
     Variable Contract .................................................    5%**
Transfer Fee ...........................................................  None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE ..........................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE
     ACCOUNT VALUE)
Mortality and Expense Risk Charge ......................................  1.25%
Account Fees and Expenses ..............................................   None
Total Separate Account Annual Expenses .................................  1.25%

--------------------
 * YOU PAY THIS CHARGE AS A PERCENTAGE OF THE AMOUNT THAT YOU WITHDRAW. THIS CHARGE WILL NEVER BE MORE THAN 8 1/2% of PURCHASE PAYMENTS THAT YOU ALLOCATE TO THE SEPARATE ACCOUNT. AFTER YOUR FIRST CONTRACT YEAR, YOU WILL NOT PAY THIS CHARGE ON YOUR FIRST WITHDRAWAL IN A CONTRACT YEAR UNLESS IT EXCEEDS 10% OF YOUR CONTRACT VALUE. SEE WHAT CHARGES DO I PAY? IN THIS PROSPECTUS.

** YOU PAY THIS CHARGE AS A PERCENTAGE OF THE AMOUNT THAT YOU WITHDRAW, OR AS A PERCENTAGE OF THE TOTAL PURCHASE PAYMENTS THAT YOU MADE WITHIN SEVEN YEARS OF THE WITHDRAWAL, WHICHEVER IS LESS. YOU WILL NOT PAY THIS CHARGE ON THAT PORTION OF THE FIRST WITHDRAWAL THAT YOU MAKE IN A CONTRACT YEAR THAT DOES NOT EXCEED 10% OF THE PURCHASE PAYMENTS THAT YOU MADE ONE YEAR OR MORE PRIOR TO THE WITHDRAWAL. SEE WHAT CHARGES DO I PAY? IN THIS PROSPECTUS.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC. (A)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                     MANAGEMENT     ADMINISTRATIVE       TOTAL
                        FEES         AND CORPORATE    ACCOUNTING      OTHER         FUND
                   (AFTER WAIVER)    SERVICE FEES        FEES       EXPENSES      EXPENSES
                   --------------    -------------    ----------    --------      --------
Growth Equity ........  0.45%         0.15%           0.07%        0.09%         0.76%
Value Equity .........  0.50%         0.15%           0.06%        0.05%         0.76%
Small Capitalization .  0.50%         0.15%           0.08%        0.09%         0.82%
Emerging Growth (b) ..  0.80%         0.15%           0.10%        0.10%         1.15%
Flexibly Managed .....  0.50%         0.15%           0.05%        0.06%         0.76%
International Equity .  0.75%         0.15%           0.08%        0.10%         1.08%
Quality Bond .........  0.45%         0.15%           0.08%        0.09%         0.77%
High Yield Bond ......  0.50%         0.15%           0.08%        0.09%         0.82%
Money Market .........  0.40%         0.15%           0.08%        0.09%         0.72%

----------------
(A)  THESE EXPENSES ARE FOR THE LAST FISCAL YEAR.
(B) THE TOTAL EXPENSES OF THE EMERGING GROWTH FUND WOULD HAVE BEEN 1.21% IF THE INVESTMENT ADVISER AND ADMINISTRATOR OF THAT FUND HAD NOT WAIVED PART OF THEIR FEES.
--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                         MANAGEMENT                      OTHER      TOTAL FUND
                            FEES        12B-1 FEES      EXPENSES     EXPENSES
                         ----------     ----------      --------    ----------

Capital Appreciation ....   1.00%          None           None          1.00%

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (A)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                             MANAGEMENT,
                            ADVISORY AND
                           ADMINISTRATION        OTHER        TOTAL FUND
                               FEES             EXPENSES       EXPENSES
                           --------------       --------      ----------

Limited Maturity Bond ......   0.65%             0.11%          0.76%
Balanced ...................   0.85%             0.18%          1.03%
Partners Fund ..............   0.80%             0.04%          0.84%

--------------
(A) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS ("PORTFOLIOS"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY EACH PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                  MANAGEMENT           OTHER         TOTAL FUND
                     FEE              EXPENSES        EXPENSES
                  ----------          --------       ----------
Equity-Income ...   0.50%               0.07%           0.57%
Growth ..........   0.60%               0.06%           0.66%

-----------------
(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN 0.58% FOR THE EQUITY INCOME PORTFOLIO AND 0.68% FOR THE GROWTH PORTFOLIO.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                      MANAGEMENT FEE         OTHER        TOTAL FUND
                      (AFTERWAIVER)         EXPENSES       EXPENSES
                      --------------        --------      ----------
Asset Manager (a) ....     0.55%             0.08%           0.63%
Index 500 (b) ........     0.24%             0.04%           0.28%

-----------------
(A) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN 0.64% FOR THE ASSET MANAGER PORTFOLIO.

(B) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. IF THE FUND'S INVESTMENT ADVISER HAD NOT VOLUNTARILY WAIVED PART OF ITS FEE, TOTAL EXPENSES WOULD HAVE BEEN 0.35% FOR THE INDEX 500 PORTFOLIO.

--------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                             MANAGEMENT           OTHER         TOTAL FUND
                                FEE              EXPENSES        EXPENSES
                             ----------          --------       ----------
Emerging Markets Equity
 (International) ..........     1.25%              0.50%           1.75%

--------------------------------------------------------------------------------
     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. SEE WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

     The following examples show the total expenses that you would pay on each $1,000 invested.

     If you own a Variable/Fixed Contract and make purchase payments only during the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                      ONE     THREE    FIVE      TEN
                                                      YEAR    YEARS    YEARS    YEARS
                                                      ----    -----    -----    -----
Penn Series Growth Equity Fund ......................  $86     $114     $143     $240
Penn Series Value Equity Fund .......................  $86     $114     $143     $240
Penn Series Small Capitalization Fund ...............  $86     $116     $146     $247
Penn Series Emerging Growth Fund ....................  $90     $125     $162     $280
Penn Series Flexibly Managed Fund ...................  $86     $114     $143     $240
Penn Series International Equity Fund ...............  $89     $123     $158     $273
Penn Series Quality Bond Fund .......................  $86     $114     $143     $242
Penn Series High Yield Bond Fund ....................  $86     $116     $146     $247
Penn Series Money Market Fund .......................  $86     $113     $141     $236
American Century Capital Appreciation Portfolio .....  $86     $114     $143     $240
Neuberger Berman Limited Maturity Bond Portfolio ....  $88     $122     $156     $268
Neuberger Berman Balanced Portfolio .................  $85     $111     $138     $230
Neuberger Berman Partners Fund Portfolio ............  $87     $116     $147     $249
Fidelity's Equity Income Portfolio ..................  $84     $108     $133     $220
Fidelity's Growth Portfolio .........................  $85     $111     $138     $230
Fidelity's Asset Manager Portfolio ..................  $85     $110     $136     $227
Fidelity's Index 500 ................................  $81     $100     $118     $189
Morgan Stanley Dean Witter Emerging Markets Equity
  (International) Portfolio .........................  $95     $142     $190     $338

--------------------------------------------------------------------------------
EXAMPLE

     If you own a Variable/Fixed Contract and make purchase payments after the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                      ONE     THREE    FIVE      TEN
                                                      YEAR    YEARS    YEARS    YEARS
                                                      ----    -----    -----    -----
Penn Series Growth Equity Fund ......................  $86     $114     $148     $252
Penn Series Value Equity Fund .......................  $86     $114     $148     $252
Penn Series Small Capitalization Fund ...............  $86     $116     $151     $259
Penn Series Emerging Growth Fund ....................  $90     $125     $167     $292
Penn Series Flexibly Managed Fund ...................  $86     $114     $148     $252
Penn Series International Equity Fund ...............  $89     $123     $164     $285
Penn Series Quality Bond Fund .......................  $86     $114     $148     $254
Penn Series High Yield Bond Fund ....................  $86     $116     $151     $259
Penn Series Money Market Fund .......................  $86     $113     $146     $248
American Century Capital Appreciation Portfolio .....  $86     $114     $148     $252
Neuberger Berman Limited Maturity Bond Portfolio ....  $88     $122     $161     $280
Neuberger Berman Balanced Portfolio .................  $85     $111     $143     $242
Neuberger Berman Partners Fund Portfolio ............  $87     $116     $152     $261
Fidelity's Equity Income Portfolio ..................  $84     $108     $138     $233
Fidelity's Growth Portfolio .........................  $85     $110     $141     $239
Fidelity's Asset Manager Portfolio ..................  $85     $110     $141     $239
Fidelity's Index 500 ................................  $81     $100     $124     $201
Morgan Stanley Dean Witter Emerging Markets Equity
  (International) Portfolio .........................  $95     $142     $195     $349

--------------------------------------------------------------------------------
EXAMPLE

     If you own a Variable Contract and surrender your contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                      ONE     THREE    FIVE      TEN
                                                      YEAR    YEARS    YEARS    YEARS
                                                      ----    -----    -----    -----
Penn Series Growth Equity Fund ......................  $67     $114     $161     $240
Penn Series Value Equity Fund .......................  $67     $114     $161     $240
Penn Series Small Capitalization Fund ...............  $68     $116     $164     $247
Penn Series Emerging Growth Fund ....................  $71     $126     $181     $280
Penn Series Flexibly Managed Fund ...................  $67     $114     $161     $240
Penn Series International Equity Fund ...............  $71     $124     $178     $273
Penn Series Quality Bond Fund .......................  $68     $115     $162     $242
Penn Series High Yield Bond Fund ....................  $68     $116     $164     $247
Penn Series Money Market Fund .......................  $67     $113     $159     $236
American Century Capital Appreciation Portfolio .....  $70     $121     $174     $265
Neuberger Berman Limited Maturity Bond Portfolio ....  $67     $114     $161     $240
Neuberger Berman Balanced Portfolio .................  $70     $122     $175     $268
Neuberger Berman Partners Fund Portfolio ............  $68     $117     $166     $249
Fidelity's Equity Income Portfolio ..................  $66     $109     $152     $220
Fidelity's Growth Portfolio .........................  $67     $112     $156     $230
Fidelity's Asset Manager Portfolio ..................  $66     $111     $155     $227
Fidelity's Index 500 ................................  $63     $100     $136     $189
Morgan Stanley Dean Witter Emerging Markets Equity
  (International) Portfolio .........................  $77     $143     $211     $338

--------------------------------------------------------------------------------
EXAMPLE

     If you own either a Variable/Fixed Contract or a Variable Contract and do not surrender your Contract, or if you annuitize your Contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                      ONE     THREE    FIVE      TEN
                                                      YEAR    YEARS    YEARS    YEARS
                                                      ----    -----    -----    -----
Penn Series Growth Equity Fund ......................  $21      $65     $111     $240
Penn Series Value Equity Fund .......................  $21      $65     $111     $240
Penn Series Small Capitalization Fund ...............  $22      $67     $114     $247
Penn Series Emerging Growth Fund ....................  $25      $77     $131     $280
Penn Series Flexibly Managed Fund ...................  $21      $65     $111     $240
Penn Series International Equity Fund ...............  $24      $75     $128     $273
Penn Series Quality Bond Fund .......................  $21      $65     $112     $242
Penn Series High Yield Bond Fund ....................  $22      $67     $114     $247
Penn Series Money Market Fund .......................  $21      $64     $109     $236
American Century Capital Appreciation Portfolio .....  $21      $65     $111     $240
Neuberger Berman Limited Maturity Bond Portfolio ....  $24      $73     $125     $268
Neuberger Berman Balanced Portfolio .................  $20      $62     $106     $230
Neuberger Berman Partners Fund Portfolio ............  $22      $67     $116     $249
Fidelity's Equity Income Portfolio ..................  $19      $59     $102     $220
Fidelity's Growth Portfolio .........................  $20      $61     $105     $227
Fidelity's Asset Manager Portfolio ..................  $20      $61     $105     $227
Fidelity's Index 500 ................................  $16      $50      $86     $189
Morgan Stanley Dean Witter Emerging Markets Equity
  (International) Portfolio .........................  $31      $95     $161     $338

     The examples are based upon Fund data for the fiscal year ended December 31, 1998.

     THESE ARE ONLY EXAMPLES. YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

     The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. Please read these tables together with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS

                                                                   YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------
                                           1998                    1997                  1996                 1995
                                    ----------------        -----------------      ----------------     ----------------
                                               NON-                    NON-                  NON-                 NON-
                                      QUAL     QUAL          QUAL      QUAL         QUAL     QUAL        QUAL     QUAL
                                    -------   ------        ------    -------      -------  -------     -------  -------
Accumulation Unit Value,
  beginning of period ..........    $48.256   $47.859       $38.550   $38.235      $32.596  $32.327     $26.102  $25.887
Accumulation Unit Value,
  end of period ................    $67.515   $66.959       $48.256   $47.859      $38.550  $38.235     $32.596  $32.327
Number of Accumulation
  Units outstanding,
  end of period ................  1,752,036   626,895     1,794,481   617,717    1,830,081  620,903   1,991,646  674,290

                                                                   YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------
                                           1994                    1993                  1992                 1991
                                    ----------------        -----------------      ----------------     ----------------
                                               NON-                    NON-                  NON-                 NON-
                                      QUAL     QUAL          QUAL      QUAL         QUAL     QUAL        QUAL     QUAL
                                    -------   ------        ------    -------      -------  -------     -------  -------
Accumulation Unit Value,
  beginning of period ..........    $28.766   $28.528       $25.906   $25.692      $24.756  $24.552     $18.605  $18.451
Accumulation Unit Value,
  end of period ................    $26.102   $25.887       $28.766   $28.528      $25.906  $25.692     $24.756  $24.552
Number of Accumulation
  Units outstanding,
  end of period ................  2,119,836   717,328     2,042,023   685,110    2,004,015  669,679   1,680,322  518,717


                                                          YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                           1990                    1989                  1988
                                    ----------------        -----------------      ----------------
                                               NON-                    NON-                  NON-
                                      QUAL     QUAL          QUAL      QUAL         QUAL     QUAL
                                    -------   ------        ------    -------      -------  -------
Accumulation Unit Value,
  beginning of period ..........    $21.204   $21.029       $16.356   $16.221      $14.702  $14.581
Accumulation Unit Value,
  end of period ................    $18.605   $18.451       $21.204   $21.029      $16.356  $16.221
Number of Accumulation
  Units outstanding,
  end of period ................  1,470,210   439,287     1,284,583   333,486    1,309,408  360,185

----------------
(A) GROWTH STOCK FUND SUBACCOUNT PRIOR TO NOVEMBER 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES VALUE EQUITY FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR ENDED DECEMBER 31,
                         --------------------------------------------------------------------------------------------------
                           1998     1997       1996     1995      1994      1993       1992      1991      1990     1989
                         -------  -------    -------   -------   -------   -------    -------  --------   ------- ---------
Accumulation Unit Value,
  beginning of period .. $38.038   $30.819   $24.928   $18.361   $18.062   $17.080    $15.058   $11.939   $13.157   $11.802
Accumulation Unit Value,
  end of period ........ $41.167   $38.038   $30.819   $24.928   $18.361   $18.062    $17.080   $15.058   $11.939   $13.157
Number of Accumulation
  Units outstanding,
  end of period ...... 5,273,048 5,409,879 4,907,784 4,235,839 3,886,404 3,693,652  2,865,294 2,207,661 1,883,581 1,802,897

---------------
(A) EQUITY INCOME FUND SUBACCOUNT PRIOR TO NOVEMBER 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAPITALIZATION FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              YEAR ENDED DECEMBER 31,
                                                                  ---------------------------------------------
                                                                      1998        1997        1996      1995(A)
                                                                  ----------   ---------     -------    -------
Accumulation Unit Value, beginning of period ..............          $16.051     $13.211     $11.171    $10.000
Accumulation Unit Value, end of period ....................          $14.400     $16.051     $13.211    $11.171
Number of Accumulation Units outstanding, end of period ...       $1,306,650   1,104,032     587,385    137,653

-----------------
(A) FOR THE PERIOD MAY 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                                                      1998         1997(A)
                                                                     -------       -------
Accumulation Unit Value, beginning of period ..................      $13.806       $10.000
Accumulation Unit Value, end of period ........................      $18.503       $13.806
Number of Accumulation Units outstanding, end of period .......      781,196       308,169

----------------
(A) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  YEAR ENDED DECEMBER 31,
                           -----------------------------------------------------------------------------------------------------
                               1998     1997       1996      1995      1994      1993      1992      1991       1990     1989
                           --------- ---------  --------- --------- --------- ---------  --------  --------  --------- ---------
Accumulation Unit Value,
  beginning of period ....   $56.265   $49.262    $42.865   $35.496   $34.514   $30.179    $27.893   $23.215   $23.712   $19.832
Accumulation Unit Value,
  end of period ..........   $58.951   $56.265    $49.262   $42.865   $35.496   $34.514    $30.179   $27.893   $23.215   $23.712
Number of Accumulation
  Units outstanding,
  end of period .......... 5,766,014 5,974,993  5,711,843 4,946,240 4,198,305 3,143,601  2,327,829 1,664,751 1,237,347 1,129,858

-------------
(A) CAPITAL APPRECIATION FUND SUBACCOUNT PRIOR TO NOVEMBER 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------------------------
                                         1998        1997        1996        1995       1994        1993        1992(A)
                                       --------   ---------   ---------   ---------   ---------   ---------     -------
Accumulation Unit Value,
  beginning of period ............      $18.164     $16.659     $14.434     $12.843     $13.880     $10.175     $10.000
Accumulation Unit Value,
  end of period ..................      $21.320     $18.164     $16.659     $14.434     $12.843     $13.880     $10.175
Number of Accumulation Units
  outstanding, end of period .....     3,822,847  4,155,960   4,012,762   3,388,479   3,556,098   1,847,892      92,386

----------------
(A) FOR THE PERIOD NOVEMBER 2, 1992 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1992.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------------
                               1998      1997      1996     1995      1994      1993       1992     1991        1990      1989
                            --------- --------- --------- --------- --------- --------- ---------- ---------  ---------  -------
Accumulation Unit Value,
  beginning of period ....    $20.260   $18.990   $18.465   $15.562   $16.639   $15.088    $14.336   $12.558    $11.776  $10.580
Accumulation Unit Value,
  end of period ..........    $22.043   $20.260   $18.990   $18.465   $15.562   $16.639    $15.088   $14.336    $12.558  $11.776
Number of Accumulation
  Units outstanding,
  end of period ..........  1,665,664 1,497,635 1,664,378 1,869,975 1,890,869 1,953,188  1,337,087 1,229,163  1,075,187  769,467

--------------
(A) FIXED INCOME FUND SUBACCOUNT PRIOR TO NOVEMBER 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------------
                               1998      1997      1996     1995      1994      1993       1992      1991        1990      1989
                            --------- --------- --------- --------- --------- --------- ---------- ---------  ---------  -------
Accumulation Unit Value,
  beginning of period .....   $33.476   $29.276   $26.033   $22.644   $24.742   $20.918   $18.291   $13.534     $15.035   $15.325
Accumulation Unit Value,
  end of period ...........   $34.645   $33.476   $29.276   $26.033   $22.644   $24.742   $20.918   $18.291     $13.534   $15.035
Number of Accumulation
  Units outstanding,
  end of period ........... 1,308,094 1,261,904 1,185,318 1,194,944 1,264,890 1,257,271   705,414   594,530     613,408   817,147

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------------
                               1998      1997      1996     1995      1994      1993       1992      1991        1990      1989
                            --------- --------- --------- --------- --------- --------- ---------- ---------  ---------  -------
Accumulation Unit Value,
  beginning of period ....    $19.541   $18.817   $18.148   $17.416   $17.003   $16.791   $16.491   $15.732     $14.893  $13.844
Accumulation Unit Value,
  end of period ..........    $20.268   $19.541   $18.817   $18.148   $17.416   $17.003   $16.791   $16.491     $15.732  $14.893
Number of Accumulation
  Units outstanding,
  end of period ..........  1,449,199 1,120,603 1,192,388 1,062,385   825,274   658,620   698,584   769,958     965,117  753,052

--------------------------------------------------------------------------------
AMERICAN CENTURY CAPITAL APPRECIATION PORTFOLIO SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------
                                                 1998        1997          1996        1995        1994       1993(B)
                                               ---------   ---------     ---------   ---------   --------     -------
Accumulation Unit Value,
  beginning of period ...................        $12.690     $13.282       $14.057     $10.857     $11.124    $10.000
Accumulation Unit Value,
  end of period .........................        $12.262     $12.690       $13.282     $14.057     $10.857    $11.124
Number of Accumulation Units
  outstanding, end of period ............      1,153,673   1,567,237     2,183,381   2,157,888   1,791,799    716,404

----------------
(A) TCI GROWTH PORTFOLIO SUBACCOUNT PRIOR TO MAY 1, 1997.
(B) FOR THE PERIOD MAY 1, 1993 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1993.

--------------------------------------------------------------------------------
NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------------------
                                                 1998        1997          1996        1995        1994        1993(A)
                                               ---------   ---------     ---------   ---------   --------     --------
Accumulation Unit Value,
  beginning of period ..................        $11.943     $11.330       $ 10.999   $ 10.039     $10.181     $ 10.000
Accumulation Unit Value,
  end of period ........................        $12.313     $11.943       $ 11.330   $ 10.999     $10.039     $ 10.181
Number of Accumulation Units
 outstanding, end of period ............        509,381     465,682        459,223    444,986     448,825      311,665

-----------------
(A) FOR THE PERIOD MAY 1, 1993 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1993.

--------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                     1998        1997         1996       1995        1994       1993(A)
                                                     ----        ----         ----       ----        ----       -------
Accumulation Unit Value,
  beginning of period .........................     $15.551     $13.182     $12.488     $10.218     $10.706    $10.000
Accumulation Unit Value,
  end of period ...............................     $17.228     $15.551     $13.182     $12.488     $10.218    $10.706
Number of Accumulation Units outstanding,
  end of period ...............................   1,488,257   1,466,154   1,535,496   1,468,254   1,223,496    621,326

(A) FOR THE PERIOD MAY 1, 1993 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1993.

--------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS' FUND PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   YEAR ENDED DECEMBER 31,
                                                                   -----------------------
                                                                     1998          1997(A)
                                                                     ----          -------
Accumulation Unit Value, beginning of period .................      $12.411       $10.000
Accumulation Unit Value, end of period .......................      $12.773       $12.411
Number of Accumulation Units outstanding, end of period ......    1,716,964       665,382

(A) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY INCOME FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                           YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------
                                                                  1998        1997        1996       1995(A)
                                                                  ----        ----        ----       -------
Accumulation Unit Value, beginning of period ................    $17.021     $13.453    $ 11.920   $ 10.000
Accumulation Unit Value, end of period ......................    $18.764     $17.021    $ 13.453    $11.920
Number of Accumulation Units outstanding, end of period .....  3,820,796   3,352,648   2,498,343    581,691

(A) FOR THE PERIOD MAY 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
                                                                            1998        1997        1996       1995(A)
                                                                            ----        ----        ----       -------
Accumulation Unit Value, beginning of period ........................      $17.073     $14.000     $12.359    $10.000
Accumulation Unit Value, end of period ..............................      $23.519     $17.073     $14.000    $12.359
Number of Accumulation Units outstanding, end of period .............    3,722,268   3,157,234   2,620,543    690,602

(A) FOR THE PERIOD MAY 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       YEAR ENDED DECEMBER 31,
                                                                            -------------------------------------------
                                                                             1998        1997        1996       1995(A)
                                                                             ----        ----        ----       -------
Accumulation Unit Value, beginning of period                                $15.040     $12.623     $11.153    $10.000
Accumulation Unit Value, end of period                                      $17.809     $15.040     $12.623    $11.153
Number of Accumulation Units outstanding, end of period                     801,557     577.711     383,267    117,290

(A) FOR THE PERIOD MAY 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' INDEX 500 FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED DECEMBER 31,
                                                            -----------------------
                                                               1998          1997(A)
                                                               ----          -------
Accumulation Unit Value, beginning of period .............    $12.162       $10.000
Accumulation Unit Value, end of period ...................    $15.414       $12.162
Number of Accumulation Units outstanding, end of period ..  2,350,293       703,585

(A) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.


--------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER EMERGING MARKETS EQUITY (INTERNATIONAL) FUND
SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                                              -----------------------
                                                               1998          1997(A)
                                                               ----          -------
Accumulation Unit Value, beginning of period                   $8.975       $10.000
Accumulation Unit Value, end of period                         $6.720        $8.975
Number of Accumulation Units outstanding, end of period       406,393       248.001

(A) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.

--------------------------------------------------------------------------------
THE PENN  MUTUAL LIFE INSURANCE COMPANY

     THE PENN MUTUAL LIFE INSURANCE COMPANY. Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

--------------------------------------------------------------------------------
YEAR 2000

     The services we provide, as well as services provided by other companies, organizations and governmental entities generally, depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, and may return to 1900 or some other date after December 31, 1999. If not corrected, these systems could fail or create erroneous results. We began addressing the Year 2000 problem actively in 1996. The effort involves assessing all of our computers, computer programs, and related equipment, making necessary changes, and assuring that all systems process dates correctly. We believe that we have designed and implemented an efficient process for identifying what needs to be changed. Although we cannot give assurance that we will have no Year 2000 problem, we expect our computer systems to perform satisfactorily in the Year 2000.


     Penn Mutual and the mutual funds that serve as investment options for the Separate Account have relationships with investment advisers, broker-dealers, transfer agents, custodians, and other service providers. We are contacting the funds and their vendors and service providers to obtain reasonable assurances that such service providers have taken appropriate measures to address the Year 2000 problem. Where practicable, we will assess and attempt to mitigate risks that the organizations upon which we depend are not Year 2000 compliant. We cannot, however, give assurance that failure of these firms to complete adequate preparations in a timely manner will not have an adverse effect on the Contracts.


     The Year 2000 Information and Readiness Disclosure Act passed by Congress in 1998 encourages businesses and other organizations to provide information about the readiness of their computer systems. The Act also provides certain protections to these organizations against potential liability for what they say about their readiness. We specifically designate the information about our readiness as readiness disclosure under the protections of the Act.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

     Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

     The financial statements of the Separate Account for the year ended December 31, 1998 are included in the statement of additional information referred to on the cover page of this prospectus.

--------------------------------------------------------------------------------
ACCUMULATION UNITS

     Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of the your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

     The Separate Account currently has subaccounts that invest in the following Funds.

PENN SERIES FUNDS, INC.:

     GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;

     VALUE EQUITY FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;

     SMALL CAPITALIZATION FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion;

     EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectuses);

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

     CAPITAL APPRECIATION PORTFOLIO -- seeks capital growth by investing primarily in common stocks believed to have better-than-average prospects for appreciation. American Century Investment Management, Inc., Kansas City, Missouri, is investment adviser to the Capital Appreciation Portfolio.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     LIMITED MATURITY BOND PORTFOLIO -- seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversified portfolio of limited maturity debt securities. A secondary objective is capital appreciation.

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     PARTNERS FUND PORTFOLIO -- seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger Berman reserves the right to make changes in the investment objective, but will notify shareholders thirty days in advance of any proposed material change.

     Neuberger Berman Management Incorporated, New York, New York, is investment adviser to the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     INDEX 500 PORTFOLIO -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio and the Index 500 Portfolio.

--------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Dean Witter Investment Management Inc., New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND

VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS.

     READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

     The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

--------------------------------------------------------------------------------
THE CONTRACTS

     The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc.

     In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Variable Contract allows you transfer amounts from your Contract to one or more Fixed Interest Accounts in a separate fixed annuity contract issued by Penn Mutual. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     o    how often you make a purchase payment and how much you invest;

     o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

     o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

     o    the type of annuity that we pay and who receives it,

     o    the Beneficiary or Beneficiaries to whom we pay death benefits: and

     o    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650,

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

     For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

     We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

     You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the annuity payout period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

     FIXED ANNUITY PAYMENTS UNDER A VARIABLE/FIXED CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.

     OTHER INFORMATION. Unless you tell us otherwise, your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 85th birthday for contracts that are not issued under qualified retirement plans and the first day of April following the year in which the Annuitant turns
70 1/2 for Contracts that are issued under qualified retirement plans.

     You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract anniversary.

     If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

     Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

     o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

     o the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of any Fixed Interest Accounts under your Contract.

     Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

     o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

     o the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers

     CONTRACTS SOLD IN TEXAS. If the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of


     o the sum of all purchase payments, adjusted for withdrawals and contract transfers, or


     o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

     The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?

     VARIABLE/FIXED CONTRACTS. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the Fixed Interest Accounts. You may transfer from a Fixed Interest Account to subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

     If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

     VARIABLE CONTRACT. You may transfer amounts from one subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

     You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The owner, annuitant and beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly or quarterly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account.) These transfers may be made only from one of the following accounts:
Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

     AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

     ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

     A transfer request must be received at our administrative office and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

     Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     o A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

     o After the Annuity Date, you choose an annuity for a set number of years, you may withdraw the present value of your annuity.

     o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts if you own a variable contract. If you own a Variable/Fixed Contract, if you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.


     403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.


--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also pay expenses indirectly to the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.


ADMINISTRATION CHARGES

     These charges reimburse us for administering the Contracts and the Separate Account

     o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGES

     o We deduct from the net asset value of the Separate Account a daily administration charge a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE


     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

     VARIABLE/FIXED CONTRACT

     The following tables shows the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.


     First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:


     WITHDRAWAL DURING               DEFERRED SALES CHARGE AS A
      CONTRACT YEAR                PERCENTAGE OF AMOUNT WITHDRAWN
--------------------------------------------------------------------------------
            1                                   7.0%
--------------------------------------------------------------------------------
            2                                   6.0%
--------------------------------------------------------------------------------
            3                                   5.0%
--------------------------------------------------------------------------------
            4                                   4.0%
--------------------------------------------------------------------------------
            5                                   3.0%
--------------------------------------------------------------------------------
            6                                   2.0%
--------------------------------------------------------------------------------
            7                                   1.0%
--------------------------------------------------------------------------------
       8 and later                           No Charge
--------------------------------------------------------------------------------


     Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:


     WITHDRAWAL DURING               DEFERRED SALES CHARGE AS A
      CONTRACT YEAR                PERCENTAGE OF AMOUNT WITHDRAWN
--------------------------------------------------------------------------------
            1                                   7.0%
--------------------------------------------------------------------------------
            2                                   6.0%
--------------------------------------------------------------------------------
            3                                   5.0%
--------------------------------------------------------------------------------
            4                                   4.0%
--------------------------------------------------------------------------------
            5                                   3.5%
--------------------------------------------------------------------------------
            6                                   3.0%
--------------------------------------------------------------------------------
            7                                   2.5%
--------------------------------------------------------------------------------
            8                                   2.0%
--------------------------------------------------------------------------------
            9                                   1.5%
--------------------------------------------------------------------------------
           10                                   1.0%
--------------------------------------------------------------------------------
      11 and later                           No Charge
--------------------------------------------------------------------------------

     Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

     VARIABLE CONTRACT

     If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of total purchase payments.

     You will not pay a charge on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken in either one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract
Value:


      CONTRACT YEAR                           PERCENTAGE
--------------------------------------------------------------------------------
         Eighth                                   25%
--------------------------------------------------------------------------------
          Ninth                                   50%
--------------------------------------------------------------------------------
          Tenth                                   75%
--------------------------------------------------------------------------------

     No charge will be made on the first withdrawal in any contract year after the tenth contract year.


OTHER INFORMATION

     You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.


PREMIUM TAXES

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

     If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.

     If you own a Variable/Fixed Contract you may transfer Fixed Account funds to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. In no event will the premature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.


LOANS UNDER SECTION 403(B) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

     When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on


     o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;


     o withdrawals made on or after age 59 1/2;


     o on distributions made after death;


     o withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley Dean Witter Universal Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

     The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.


     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a
Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

     This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1998 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

      New subaccounts of the Separate Account have been established under the Contracts subsequent to December 31, 1998. No amounts were allocated to the subaccounts as of December 31, 1998. There are, therefore, no unit values for the subaccounts at December 31, 1998.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
     First Variable Annuity Payments.......................................
       Subsequent Variable Annuity Payments................................
       Annuity Units.......................................................
       Value of Annuity Units..............................................
       Net Investment Factor...............................................
       Assumed Interest Rate...............................................
       Valuation Period....................................................
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................
       Average Annual Total Return.........................................
       Annual Changes in Accumulation Unit Values..........................
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES.................................
--------------------------------------------------------------------------------
CUSTODIAN..................................................................
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.......................................................
--------------------------------------------------------------------------------
LEGAL MATTERS..............................................................
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.......................................................

Penn
Mutual
A better way of life


The Penn Mutual
Life Insurance Company
Philadelphia, PA 19172

EB1474 5/99

--------------------------------------------------------------------------------
PROSPECTUS -- May 1, 1999
Certificates Issued Under Group Variable and Fixed Annuity Contracts -- Flexible Purchase Payments

--------------------------------------------------------------------------------
OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, PA 19172 o Telephone (800) 523-0650
--------------------------------------------------------------------------------

This Prospectus describes a group variable and fixed annuity contract ("Penn Mutual") offered by The Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.
--------------------------------------------------------------------------------
The Contract is an agreement between the Contractholder and Penn Mutual. You, as a participant in the Contract, agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.

The Contract:
o has a variable component, which means that the Participant's Variable Account Value and future payouts we make to you will vary based upon investment experience;
o has a fixed component, which means that the Participant's Fixed Account Value and future payouts we make to you will be fixed based on your purchase payments plus interest credited at not less than 4%;
o is tax-deferred, which means that you will not pay federal income taxes until we begin to make annuity payments to you or until you take money out, and
o allows you to receive annuity payments over different periods of time.

Under the variable component, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").
--------------------------------------------------------------------------------

     Penn Series Funds, Inc.              Manager
--------------------------------------------------------------------------------
      Growth Equity Fund                  Independence Capital Management, Inc.
      Value Equity Fund                   OpCap Advisors
      Flexibly Managed Fund               T. Rowe Price Associates, Inc.
      International Equity Fund           Vontobel USA, Inc.
      Quality Bond Fund                   Independence Capital Management, Inc.
      High Yield Bond Fund                T. Rowe Price Associates, Inc.
      Money Market Fund                   Independence Capital Management, inc.
--------------------------------------------------------------------------------

A Prospectus for the Penn Series Fund, Inc. accompanies this prospectus.

You also may direct us to invest in one or more of our Fixed Interest Accounts.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge of 5% on early withdrawals. If you withdraw money before age 59?, you may pay a 10% additional income tax. The Contract is not a bank deposit and is not federally insured.

You may return your Contract Certificate issued within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

---------------------------------------------------------------------------
PROSPECTUS CONTENTS
---------------------------------------------------------------------------
SPECIAL TERMS............................................................ 3
---------------------------------------------------------------------------
EXPENSES ................................................................ 4
EXAMPLES OF FEES AND EXPENSES ........................................... 5
ACCUMULATION UNIT VALUES ................................................ 6
THE PENN MUTUAL LIFE INSURANCE COMPANY .................................. 9
YEAR 2000 ............................................................... 9
THE SEPARATE ACCOUNT .................................................... 9
     Accumulation Units.................................................. 9
     Voting Instructions.................................................10
     Investment Options in the Separate Account......................... 10
         Growth Equity Fund..............................................10
         Value Equity Fund...............................................10
         Flexibly Managed Fund...........................................10
         International Equity Fund.......................................10
         Quality Bond Fund...............................................10
         High Yield Bond Fund............................................10
         Money Market Fund...............................................10
---------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS .............................................11
---------------------------------------------------------------------------
THE CONTRACT ............................................................11
     How Do I Participate in a Contract?.................................12
     What Type of Annuity Payments May I Choose?.........................12
         Variable Annuity Payments.......................................12
         Fixed Annuity Payments..........................................12
         Other Information...............................................12
     What Are the Death Benefits Under My Certificate?...................13
     May I Transfer Money Among Subaccounts and the Fixed
          Interest Accounts?.............................................13
     May I Withdraw Any of My Money?.....................................13
         403(b) Withdrawals..............................................14
     Deferment of Payments and Transfers.................................14
     What Charges Do I Pay?..............................................14
Administration Charges...................................................14
         Mortality and Expense Risk Charges..............................14
         Contingent Deferred Sales Charge................................14
---------------------------------------------------------------------------
PERFORMANCE INFORMATION .................................................15
---------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT .......................15
     General Information.................................................15
     Loans Under Section 403(b) Contracts................................16
---------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS .......................................16
     Withdrawals and Death Benefits......................................16
     Annuity Payments....................................................17
     Early Withdrawals...................................................17
     Transfers...........................................................17
     Separate Account Diversification....................................17
     Qualified Plans.....................................................17
---------------------------------------------------------------------------
FINANCIAL STATEMENTS ....................................................18
STATEMENT OF ADDITIONAL INFORMATION CONTENTS ............................18

---------------------------------------------------------------------------
SPECIAL TERMS
---------------------------------------------------------------------------

As used in this prospectus, the following terms have the indicated meaning:

         Accumulation Unit: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.

         Administrative Office: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         Annuity Date:  The date on which annuity payments start.

         Annuity Unit: A unit of measure used to compute a Participant's variable annuity payment.

         Certificate: A certificate issued under the Contract which sets the Participant's interest in the Contract.

         Contract: The group combination variable and fixed annuity contract described in this prospectus.

         Participant: A person on whose behalf purchase payments are made under the Contract.

         Participant's Fixed Account: An account established and maintained by The Penn Mutual Life Insurance Company under the fixed account provisions of the Contract.

         Participant's Fixed Account Value: The sum of all amounts credited to a Participant's Fixed Account, increased by interest credited and reduced by amounts withdrawn from the Participant's Fixed Account.

         Participant's Variable Account: An account established and maintained under the Contract for a Participant.

         Participant's Variable Account Value: The value of all Accumulation Units credited to the Participant's Variable Account.

         We:  The Penn Mutual Life Insurance company.

         You:  The Participant




--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments                              None
Deferred Sales Load, as percentage of the amount withdrawn            5%*
Exchange Fee                                                         None
Annual Contract Administration Charge                                 $30
Separate Account Annual Expenses (as a percentage of Average
     Variable Account Value)
Mortality and Expense Risk Charge                                   1.25%
Account Fees and Expenses                                            None
Total Separate Account Annual Expenses                              1.25%


* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value.
     See WHAT CHARGES DO I PAY? in this prospectus.

--------------------------------------------------------------------------------
Penn Series Funds, Inc.**
Underlying Fund Annual Expenses (as a % of portfolio avg. net assets)


                                                                 Administrative
                                                  Management      and Corporate                                  Total
                                                     Fees         Services Fees    Accounting      Other         Fund
                                                (after waiver)   (after waiver)       Fees       Expenses      Expenses
                                                --------------   --------------       ----       --------      --------
Growth Equity                                        0.45%            0.15%           0.07%        0.09%         0.76%
Value Equity                                         0.50%            0.15%           0.06%        0.05%         0.76%
Flexibly Managed                                     0.50%            0.15%           0.05%        0.06%         0.76%
International Equity                                 0.75%            0.15%           0.08%        0.10%         1.08%
Quality Bond                                         0.45%            0.15%           0.08%        0.09%         0.77%
High Yield Bond                                      0.50%            0.15%           0.08%        0.09%         0.82%
Money Market                                         0.40%            0.15%           0.08%        0.09%         0.72%

**   These expenses are for the last fiscal year.

--------------------------------------------------------------------------------
      The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.

      Premium taxes may be applicable. See WHAT CHARGES DO I PAY? in this prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES


EXAMPLE

      If you own certificates and surrender your certificates at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                               One     Three    Five      Ten
                                              Year     Years    Years    Years

Penn Series Growth Equity Fund                 $67     $114     $163     $257
Penn Series Value Equity Fund                  $67     $114     $163     $257
Penn Series Flexibly Managed Fund              $67     $114     $163     $257
Penn Series International Equity Fund          $70     $123     $179     $289
Penn Series Quality Bond Fund                  $67     $114     $164     $258
Penn Series High Yield Bond Fund               $68     $116     $166     $263
Penn Series Money Market Fund                  $67     $113     $162     $253



--------------------------------------------------------------------------------
EXAMPLE

      If you own certificates and do not surrender your certificates, or you elect an annuity option at the end of the applicable time period, you would pay the following expense on each $1,000 invested, assuming 5% annual return on assets:

                                               One     Three    Five      Ten
                                              Year     Years    Years    Years

Penn Series Growth Equity Fund                 $21      $65     $111     $240
Penn Series Value Equity Fund                  $21      $65     $111     $240
Penn Series Flexibly Managed Fund              $21      $65     $111     $240
Penn Series International Equity Fund          $24      $75     $128     $273
Penn Series Quality Bond Fund                  $21      $65     $112     $242
Penn Series High Yield Bond Fund               $22      $67     $114     $247
Penn Series Money Market Fund                  $21      $64     $109     $236

      The examples are based upon data for the fiscal year ended December 31, 1998. Your expenses may be more or less than what is shown.

--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES
      The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in these tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.


--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans


                                                                     Year Ended December 31,
                                  ---------------------------------------------------------------------------------------
                                          1998                    1997                  1996                  1995
                                  ---------------------------------------------------------------------------------------
                                                Non-                    Non-                  Non-                 Non-
                                      Qual      Qual         Qual       Qual        Qual      Qual       Qual      Qual
                                  ---------------------------------------------------------------------------------------

Accumulation Unit Value,
  beginning of period               $48.256   $47.859       $38.550   $38.235      $32.596  $32.327     $26.102  $25.887
Accumulation Unit Value,
  end of period                     $67.515   $66.959       $48.256   $47.859      $38.550  $38.235     $32.596  $32.327
Number of Accumulation
  Units outstanding,
  end of period                   1,752,036   626,895     1,794,481   617,717    1,830,081  620,903   1,991,646  674,290




                                                                     Year Ended December 31,
                                  ---------------------------------------------------------------------------------------
                                          1994                    1993                  1992                  1991
                                  ---------------------------------------------------------------------------------------
                                                Non-                    Non-                  Non-                 Non-
                                      Qual      Qual         Qual       Qual        Qual      Qual       Qual      Qual
                                  ---------------------------------------------------------------------------------------
Accumulation Unit Value,
  beginning of period               $28.766   $28.528       $25.906   $25.692      $24.756  $24.552     $18.605  $18.451
Accumulation Unit Value,
  end of period                     $26.102   $25.887       $28.766   $28.528      $25.906  $25.692     $24.756  $24.552
Number of Accumulation
  Units outstanding,
  end of period                   2,119,836   717,328     2,042,023   685,110    2,004,015  669,679   1,680,322  518,717


                                                         Year Ended December 31,
                                  -----------------------------------------------------------------
                                          1990                    1989                  1988
                                  -----------------------------------------------------------------
                                                Non-                    Non-                  Non-
                                      Qual      Qual         Qual       Qual        Qual      Qual
                                  -----------------------------------------------------------------
Accumulation Unit Value,
  beginning of period               $21.204   $21.029       $16.356   $16.221      $14.702  $14.581
Accumulation Unit Value,
  end of period                     $18.605   $18.451       $21.204   $21.029      $16.356  $16.221
Number of Accumulation
  Units outstanding,
  end of period                   1,470,210   439,287     1,284,583   333,486    1,309,408  360,185

(a) Growth Stock Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
Penn Series Value Equity Fund Subaccount (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended December 31,
                         -----------------------------------------------------------------------------------------------------------
                            1998       1997       1996       1995      1994       1993        1992      1991       1990      1989
                         -----------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
  beginning of period..    $38.038    $30.819    $24.928    $18.361    $18.062   $17.080    $15.058    $11.939    $13.157    $11.802
Accumulation Unit Value,
  end of period........    $41.167    $38.038    $30.819    $24.928    $18.361   $18.062    $17.080    $15.058    $11.939    $13.157
Number of Accumulation
  Units outstanding,
  end of period........  5,273,048  5,409,879  4,907,784  4,235,839  3,886,404 3,693,652  2,865,294  2,207,661  1,883,581  1,802,897


(a) Equity Income Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
Penn Series Flexibly Managed Fund Subaccount (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                               Year Ended December 31,
                         -----------------------------------------------------------------------------------------------------------
                            1998       1997       1996       1995      1994       1993        1992      1991       1990      1989
                         -----------------------------------------------------------------------------------------------------------

Accumulation Unit Value,
  beginning of period...   $56.265    $49.262    $42.865    $35.496    $34.514   $30.179    $27.893    $23.215    $23.712    $19.832
Accumulation Unit Value,
  end of period ........   $58.951    $56.265    $49.262    $42.865    $35.496   $34.514    $30.179    $27.893    $23.215    $23.712
Number of Accumulation
  Units outstanding,
  end of period.........  5,766,01  5,974,993  5,711,843  4,946,240  4,198,305 3,143,601  2,327,829  1,664,751  1,237,347  1,129,858



(a) Capital Appreciation Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
Penn Series International Equity Fund Subaccount
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                    Year Ended December 31,
                                       ------------------------------------------------------------------------------------
                                          1998       1997        1996         1995       1994        1993       1992(a)
                                       ------------------------------------------------------------------------------------
Accumulation Unit Value,
  beginning of period                    $18.164     $16.659     $14.434     $12.843     $13.880     $10.175    $10.000
Accumulation Unit Value,
  end of period                          $21.320     $18.164     $16.659     $14.434     $12.843     $13.880    $10.175
Number of Accumulation Units
  outstanding, end of period           3,822,847   4,155,960   4,012,762   3,388,479   3,556,098   1,847,892     92,386

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.

--------------------------------------------------------------------------------
Penn Series Quality Bond Fund Subaccount (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                               Year Ended December 31,
                         -----------------------------------------------------------------------------------------------------------
                            1998       1997       1996       1995      1994       1993        1992      1991       1990      1989
                         -----------------------------------------------------------------------------------------------------------

Accumulation Unit Value,
beginning of period.....   $20.260    $18.990    $18.465    $15.562    $16.639   $15.088    $14.336    $12.558    $11.776    $10.580
Accumulation Unit Value,
end of period ..........   $22.043    $20.260    $18.990    $18.465    $15.562   $16.639    $15.088    $14.336    $12.558    $11.776
Number of Accumulation
Units outstanding,
end of period........... 1,665,664   1,497,635  1,664,378  1,869,975  1,890,869 1,953,188  1,337,087  1,229,163  1,075,187   769,467

(a) Fixed Income Fund Subaccount prior to November 1, 1992.



--------------------------------------------------------------------------------
Penn Series High Yield Bond Fund Subaccount
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                               Year Ended December 31,
                         -----------------------------------------------------------------------------------------------------------
                            1998       1997       1996       1995      1994       1993        1992      1991       1990      1989
                         -----------------------------------------------------------------------------------------------------------

Accumulation Unit Value,
   beginning of period..   $33.476    $29.276    $26.033    $22.644    $24.742   $20.918    $18.291    $13.534    $15.035    $15.325
Accumulation Unit Value,
   end of period .......   $34.645    $33.476    $29.276    $26.033    $22.644   $24.742    $20.918    $18.291    $13.534    $15.035
Number of Accumulation
   Units outstanding,
   end of period........ 1,308,094  1,261,904  1,185,318  1,194,944  1,264,890 1,257,271    705,414    594,530    613,408    817,147
------------------------------------------------------------------------------------------------------------------------------------

Penn Series Money Market Fund Subaccount
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                               Year Ended December 31,
                         -----------------------------------------------------------------------------------------------------------
                            1998       1997       1996       1995      1994       1993        1992      1991       1990      1989
                         -----------------------------------------------------------------------------------------------------------

Accumulation Unit Value,
   beginning of period..   $19.541    $18.817    $18.148    $17.416    $17.003   $16.791    $16.491    $15.732    $14.893    $13.844
Accumulation Unit Value,
   end of period .......   $20.268    $19.541    $18.817    $18.148    $17.416   $17.003    $16.791    $16.491    $15.732    $14.893
Number of Accumulation
   Units outstanding,
   end of period........ 1,449,199  1,120,603  1,192,388  1,062,385    825,274   658,620    698,584    769,958    965,117    753,052

--------------------------------------------------------------------------------
      The financial statements of the Separate Account for the year ended December 31, 1998 are included in the statement of additional information referred to on the cover page of this prospectus.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
      The Penn Mutual Life Insurance Company ("Penn Mutual") is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. Our home office is located at The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.


--------------------------------------------------------------------------------
YEAR 2000
--------------------------------------------------------------------------------
      The services we provide, as well as services provided by other companies, organizations and governmental entities generally, depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, and may return to 1900 or some other date after December 31, 1999. If not corrected, these systems could fail or create erroneous results. We began addressing the Year 2000 problem actively in 1996. The effort involves assessing all of our computers, computer programs, and related equipment, making necessary changes, and assuring that all systems process dates correctly. We believe that we have designed and implemented an efficient process for identifying what needs to be changed. Although we cannot give assurance that we will have no year 2000 problem, we expect our computer systems to perform satisfactorily in the Year 2000.
      Penn Mutual and the mutual funds that serve as investment options for the Separate Account have relationships with investment advisers, broker-dealers, transfer agents, custodians, and other service providers. We are contacting the funds and their vendors and service providers to obtain reasonable assurances that such service providers have taken appropriate measures to address the Year 2000 problem. Where practicable, we will assess and attempt to mitigate risks that the organizations upon which we depend are not Year 2000 compliant. We cannot, however, give assurance that failure of these firms to complete adequate preparations in a timely manner will not have an adverse effect on the Contracts.
      The Year 2000 Information and Readiness Disclosure Act passed by Congress in 1998 encourages businesses and other organizations to provide information about the readiness of their computer systems. The Act also provides certain protections to these organizations against potential liability for what they say about their readiness. We specifically designate the information about our readiness as readiness disclosure under the protections of the Act.


--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
      Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


--------------------------------------------------------------------------------
Accumulation Units
--------------------------------------------------------------------------------
      Money allocated to the Separate Account is invested in Accumulation Units of the subaccounts of the Separate Account that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of the your first purchase payment, you receive the price next computed after we accept your application to participate in the Contract.
      The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

--------------------------------------------------------------------------------
Voting Instructions
--------------------------------------------------------------------------------
      You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested through a subaccount of the Separate Account. If the law changes and permits us to vote the Fund shares, we may do so.
      If you are a Participant, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.


--------------------------------------------------------------------------------
Investment Options in the Separate Account
--------------------------------------------------------------------------------
      Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of Penn Series Funds, Inc.:
      GROWTH EQUITY FUND -- seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;
      VALUE EQUITY FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;
      FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;
      INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries;
      QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities;
      HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities (see accompanying Penn Series prospectus);
      MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
      INDEPENDENCE CAPITAL MANAGEMENT, INC., Horsham, Pennsylvania, is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund.
      Shares of Penn Series are also sold other variable annuity and variable life separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.

READ THE PROSPECTUS OF THE PENN SERIES FUNDS, INC. CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS
--------------------------------------------------------------------------------
      The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See More Information about the Fixed Interest Accounts.



--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
      Participation in the Contract may be an attractive long-term investment vehicle for many people. The Contract allows you to allocate your purchase payments(s) and transfer amounts to the Separate Account, and direct investment in one or more of the Growth Equity, Value Equity, Flexibly Managed, International Equity, Quality Bond, High Yield Bond and Money Market Funds of Penn Series Funds, Inc.
      In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through our general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.
      You decide, within Contract limits,
o  how often you make a purchase payment and how much you invest;
o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested; o whether or not to transfer money among the available Funds and Fixed Interest Accounts; o the type of annuity that we pay and who receives it; o the Beneficiary or Beneficiaries to whom we pay death benefits: and o the amount and frequency of withdrawals from the Contract Value.


      The Contract has:
o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and
o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.
      The Contract is available to groups of individuals, either as part of a tax-qualified retirement plan or apart from such a plan.
      We may amend the Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.
      You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
How Do I Participate in a Contract?
--------------------------------------------------------------------------------
      Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payment should be sent to our administrative office. We usually accept an application within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

      The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under a Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.
      The distributor of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.


--------------------------------------------------------------------------------
What Type of Annuity Payments May I Choose?
--------------------------------------------------------------------------------
      You may choose: (1) an annuity for a specified number of years (not less than 5 or more than 30); (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor annuity; or (5) such other form of annuity as we may agree upon. Your annuity payments will not start until you choose an annuity option.
      You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under the Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.
      Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.
      The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the annuity payout period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.
      Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.
      Other Information. You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date that you select may not be later than the first day of the next month after the Annuitant's 85th birthday.
      If your Participant's Variable Account Value is less than $2,000, we may pay you in a lump sum in place of a variable annuity. Similarly, if your Participant's Fixed Account Value is less than $2,000, we may pay you in a lump sum in place of a fixed annuity. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
What Are the Death Benefits Under My Certificate?
--------------------------------------------------------------------------------
      You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Participant.

      If you die prior to the Annuity Date, we will pay your Beneficiary the greater of:

o the sum of all purchase payments, adjusted for withdrawals and contract transfers; or

o the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value for the value period in which proof of death and any other required information is received at our service office.

      The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

      If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

      If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

      If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

      For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?
--------------------------------------------------------------------------------
      You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the Fixed Interest Accounts. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer from a Fixed Interest Account to subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than four transfers in a calendar year. No transfers may be made within 30 days of the Annuity Date. A transfer will not be made unless the transfer request is received and any other applicable requirements are made before the death of the Participant.


--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?
--------------------------------------------------------------------------------
      Prior to the earlier of the Annuity Date, you may withdraw all or part of your Participant's Variable Account Value and Participant's Fixed Account Value. A partial withdrawal must be at least $250. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

      After the Annuity Date and election to receive annuity payments for a specified number of years under Option 1, you may withdraw the present value of your annuity.

      If you do not tell us otherwise, the withdrawal will be taken first from Fixed Interest Account Option B, next from Fixed Interest Account Option A, then pro rata from your interests in the Separate Account, and finally from Fixed Interest Account Option C.

      403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Participant is over the age of 59?, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS
--------------------------------------------------------------------------------
      We reserve the right to defer a withdrawal, a transfer of values or annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.



--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?
      The following discussion explains the Contract charges that you pay. Note that you also indirectly pay the expenses of the Funds in which your interests in the Separate Account are invested.
      Administration Charges
      These charges reimburse us for administering the Contracts and the Separate Account
o We deduct from your Participant's Variable Account Value an annual contract administration charge of $30. We deduct this charge each year on the date specified in the Contract (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Participant's Variable Account, pro rata among the subaccounts in which you invested.
      Mortality and Expense Risk Charges
o We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.
o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.
      You pay the mortality and expense risk charges during both the accumulation and variable annuity pay-out phases of your Contract.


CONTINGENT DEFERRED SALES CHARGE
      You may pay this charge if you make a full or partial withdrawal of your Participant's Variable Account Value or Participant's Fixed Account Value, or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.

      If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn and will be made by canceling Accumulation Units credited to the Participant's Variable Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value set forth in the following table.


                    Participant's Enrollment Year                Percentage
--------------------------------------------------------------------------------
                       Second through Seventh                        10%
--------------------------------------------------------------------------------
                               Eighth                                25%
                                Ninth                                50%
                                Tenth                                75%

      No charge will be made on any withdrawal after the Participant has been enrolled for ten years.
      Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted at the Annuity Date. Currently, they range from 0% to 3.5%.



--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
      We may advertise total return performance and annual changes in accumulation unit values.
      Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).


--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS


General Information
      You may allocate or transfer all or part of your Participant's Variable Account to one or more of the following Fixed Interest Accounts:

(1)      (Option A) the One Year Guaranteed Account; and

(2)      (Option B) the Fixed Holding Account;

(3)      the Three Year Guaranteed Account.

      The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250.

      We periodically declare an effective annual interest rate applicable to allocations to the Fixed Interest Accounts.

     For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual.

      For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made.
      We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.
      You may transfer money from a Fixed Account to subaccounts of the Separate Account or to another Fixed Interest Account, in accordance with the terms of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account. We may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.


LOANS UNDER SECTION 403(B) CONTRACTS
      If the Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Certificate loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.
      When you borrow, an amount equal to your loan will be transferred, as collateral, from your interests in Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 3 percentage points less than the rate of interest that we charge you on the loan. On the anniversary of your becoming a Participant, your interest earned in the Restricted Account will be transferred to your Participant's Variable Account in accordance with your current payment allocation instructions.
      Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market account. You may then transfer amounts from the Money Market account to the other investment options offered under the Contract.
      If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59?, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Participant's Variable Account in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to be charged interest. The amount due on the loan will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.
      Your right to borrow money under the Contract is limited by the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974 ("ERISA"). We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, the fiduciary must ensure that any Contract loans comply with plan qualification requirements, including ERISA.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS
      The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, particularly as it may affect you, you should consult qualified tax counsel.
      You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.
      Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your beneficiary generally will have taxable income to the extent that your Participant's Variable Account Value and Participant's Fixed Account Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 ? years younger than you or your grandchild, you may obtain generation skipping transfer tax treatment under
Section 2601 of the Code.

      Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of your cost basis (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.
      Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.
      EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary; o withdrawals made on or after age 59?; o on distributions made after death; o withdrawals attributable to total and permanent disability.
      TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be your Participant's Variable Contract Value and Participant's Fixed Contract Value at the time of transfer over your investment in the Contract at the time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.
      SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. Treasury Department regulations further prescribe diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.
      The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.
      QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under
Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

      For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.
      Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. (Depending upon applicable State law, however, mandatory withholding may not apply to distributions from a
Section 403(b) annuity plan maintained by a State or local government until 1994.) Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
      The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1998 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.
      New subaccounts of the Separate Account have been established under the Contracts subsequent to December 31, 1998. No amounts were allocated to the subaccounts as of December 31, 1998. There are, therefore, no unit values for the subaccounts at December 31, 1998.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
     First Variable Annuity Payments
Subsequent Variable Annuity Payments
Annuity Units
Value of Annuity Units
     Net Investment Factor
     Assumed Interest Rate
     Valuation Period

--------------------------------------------------------------------------------
PERFORMANCE DATA
     Average Annual Total Return
     Annual Changes in Accumulation Unit Values

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES

CUSTODIAN

INDEPENDENT AUDITORS

LEGAL MATTERS

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                     PART B


                       Information Required in a Statement

                            of Additional Information

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1999



PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 1999. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or, you may call, toll free, 1-800-523-0650.


TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS .................................................. B-2
 First Variable Annuity Payments ........................................... B-2
 Subsequent Variable Annuity Payments ...................................... B-2
 Annuity Units ............................................................. B-2
 Value of Annuity Units .................................................... B-2
 Net Investment Factor ..................................................... B-2
 Assumed Interest Rate ..................................................... B-3
 Valuation Period .......................................................... B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA ........................................................... B-3
 Average Annual Total Return ............................................... B-3
 Annual Changes in Accumulation Unit Values ................................B-12
--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES ..................................B-14
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES .................................B-14
--------------------------------------------------------------------------------
CUSTODIAN ..................................................................B-14
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS .......................................................B-14
--------------------------------------------------------------------------------
LEGAL MATTERS ..............................................................B-14
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS .......................................................B-14
--------------------------------------------------------------------------------

                            VARIABLE ANNUITY PAYMENTS


First Variable Annuity Payment

     The dollar amount of the first monthly annuity payment will be determined by applying the net contract or variable account value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

     The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the annuity date. The number will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     For each subaccount selected, the value of an annuity unit was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate of 4% included in the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

     The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period

     PLUS
     ----

   The per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs in the valuation period

     PLUS OR MINUS
     -------------

   A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

   The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period

     PLUS OR MINUS
     -------------

   The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

   The sum of the daily expense risk charge and the daily mortality risk charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Separate Account.

ASSUMED INTEREST RATE

     A 4% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% on an annual basis, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation to the next. Valuation is performed each day the New York Stock Exchange is open for trading.


                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return and cumulative total return information based upon different hypothetical assumptions.

Table 1A   Diversifier II Variable/Fixed Annuity Contract
           Average Annual Total Return On $1,000 Investment -- Computed as Prescribed by the SEC and Assumes No Purchase Payments After the First Contract Year

                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------------
                                                                   FROM           TEN           FIVE           ONE
                                                                INCEPTION        YEARS         YEARS           YEAR
                                                 INCEPTION       THROUGH         ENDED         ENDED          ENDED
FUND (MANAGER)                                     DATE*         12/31/98       12/31/98      12/31/98       12/31/98
---------------------------------------------   -----------   -------------   -----------   -----------   -------------
Growth Equity (a)
  Non-Qualified                                    6/1/83       12.80%        15.02%        17.68%          30.79%
  Qualified                                       8/11/83       13.03%        15.02%        17.68%          30.79%
  (Independence Capital)
Value Equity (a)                                  3/17/87       12.33%        13.00%        16.93%           0.98%
     (OpCap)
Small-Cap Fund                                     5/1/95        9.21%        n/a           n/a            (16.10%)
     (OpCap)
Emerging Growth Fund (a)                           5/1/97       39.79%        n/a           n/a             25.49%
  (RS Investment Management)
Flexibly Managed (a)                              7/31/84       12.81%        11.12%        10.21%          (2.41%)
  (T. Rowe Price)
International Equity (a)                          11/2/92       12.65%        n/a            8.07%           9.67%
  (Vontobel)
Quality Bond (a)                                  3/17/87        6.82%         7.52%         5.09%           1.82%
  (Independence Capital)
High Yield Bond (a)                                8/6/84        8.91%         8.37%         6.22%          (3.19%)
  (T. Rowe Price)
Capital Appreciation (b)                           5/1/93        3.63%        n/a            1.39%          (9.48%)
  (American Century Investment Management)
Balanced Portfolio (c)                             5/1/93        9.98%        n/a            9.29%           3.71%
  (Neuberger Berman)
Limited Maturity Bond Portfolio (c)                5/1/93        3.48%        n/a            3.10%          (3.62%)
  (Neuberger Berman)
Partners Fund Portfolio (c)                        5/1/97       13.72%        n/a           n/a             (3.75%)
  (Neuberger Berman)
Equity-Income Portfolio (d)                        5/1/95       18.62%        n/a           n/a              3.22%
  (Fidelity Investments)
Growth Portfolio (d)                               5/1/95       26.19%        n/a           n/a             29.04%
  (Fidelity Investments)
Asset Manager Portfolio (e)                        5/1/95       15.66%        n/a           n/a              6.42%
  (Fidelity Investments)
Index 500 (e)                                      5/1/97       28.80%        n/a           n/a             18.69%
  (Fidelity Investments)
Emerging Markets Equity (International) (f)        5/1/97      (23.39%)       n/a           n/a            (29.86%)
  (Morgan Stanley Dean Witter)

-----------
* DATE THE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT.
(a) PENN SERIES FUNDS, INC.
(b) AMERICAN CENTURY INVESTMENT MANAGEMENT
(c) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(d) VARIABLE INSURANCE PRODUCTS FUND
(e) VARIABLE INSURANCE PRODUCTS FUND II
(f) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 1B     Diversifier II Variable/Fixed Annuity Contract
             Average Annual Total Return On $1,000 Investment -- Computed as Prescribed by the SEC and Assumes Purchase Payments After the First Contract Year

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                              -------------------------------------------------------
                                                                   FROM           TEN         FIVE           ONE
                                                                INCEPTION        YEARS        YEARS          YEAR
                                                 INCEPTION       THROUGH         ENDED        ENDED         ENDED
FUND (MANAGER)                                     DATE*         12/31/98      12/31/98     12/31/98       12/31/98
---------------------------------------------   -----------   -------------   ----------   ----------   -------------
Growth Equity (a)
   Non-Qualified                                   6/1/83       12.80%        14.92%       17.57%         30.79%
   Qualified                                      8/11/83       13.03%        14.92%       17.57%         30.79%
   (Independence Capital)
Value Equity (a)                                  3/17/87       12.33%        12.90%       16.83%          0.98%
     (OpCap)
Small-Cap Fund                                     5/1/95        9.21%         n/a          n/a          (16.10%)
     (OpCap)
Emerging Growth Fund (a)                           5/1/97       39.79%         n/a          n/a           25.49%
  (RS Investment Management)
Flexibly Managed (a)                              7/31/84       12.81%        11.02%       10.10%         (2.41%)
  (T. Rowe Price)
International Equity (a)                          11/2/92       12.40%         n/a          7.97%          9.67%
  (Vontobel)
Quality Bond (a)                                  3/17/87        6.82%         7.43%        4.99%          1.82%
  (Independence Capital)
High Yield Bond (a)                                8/6/84        8.91%         8.27%        6.12%         (3.19%)
  (T. Rowe Price)
Capital Appreciation (b)                           5/1/93        3.63%         n/a          1.29%         (9.48%)
  (American Century Investment Management)
Balanced Portfolio (c)                             5/1/93        9.81%         n/a          9.19%          3.71%
  (Neuberger Berman)
Limited Maturity Bond Portfolio (c)                5/1/93        3.48%         n/a          3.00%         (3.62%)
  (Neuberger Berman)
Partners Fund Portfolio (c)                        5/1/97       13.41%         n/a           n/a          (3.75%)
  (Neuberger Berman)
Equity-Income Portfolio (d)                        5/1/95       18.62%         n/a           n/a           3.22%
  (Fidelity Investments)
Growth Portfolio (d)                               5/1/95       26.19%         n/a           n/a          29.04%
  (Fidelity Investments)
Asset Manager Portfolio (e)                        5/1/95       15.38%         n/a           n/a           6.42%
  (Fidelity Investments)
Index 500 (e)                                      5/1/97       27.75%         n/a           n/a          18.69%
  (Fidelity Investments)
Emerging Markets Equity (International) (f)        5/1/97      (23.39%)        n/a           n/a         (29.86%)
  (Morgan Stanley Dean Witter)

-----------
* DATE THE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT.
(a) PENN SERIES FUNDS, INC.
(b) AMERICAN CENTURY INVESTMENT MANAGEMENT
(c) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(d) VARIABLE INSURANCE PRODUCTS FUND
(e) VARIABLE INSURANCE PRODUCTS FUND II
(f) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 1C   Diversifier II Variable Annuity Contract
           Average Annual Total Return On $1,000 Investment -- Computed as Prescribed by the SEC

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                              -------------------------------------------------------
                                                                   FROM           TEN         FIVE           ONE
                                                                INCEPTION        YEARS        YEARS          YEAR
                                                 INCEPTION       THROUGH         ENDED        ENDED         ENDED
FUND (MANAGER)                                     DATE*         12/31/98      12/31/98     12/31/98       12/31/98
---------------------------------------------   -----------   -------------   ----------   ----------   -------------
Growth Equity (a)
   Non-Qualified                                   6/1/83       12.80%        14.88%       17.81%         34.60%
   Qualified                                      8/11/83       13.03%        14.88%       17.81%         34.60%
   (Independence Capital)
Value Equity (a)                                  3/17/87       12.33%        12.83%       17.05%          2.89%
     (OpCap)
Small-Cap Fund (a)                                 5/1/95        9.24%           n/a          n/a        (14.43%)
     (OpCap)
Emerging Growth Fund (a)                           5/1/97       42.16%           n/a          n/a         28.93%
  (RS Investment Management)
Flexibly Managed (a)                              7/31/84       12.81%        10.93%       10.14%         (0.55%)
  (T. Rowe Price)
International Equity (a)                          11/2/92       12.37%           n/a        7.94%         12.07%
  (Vontobel)
Quality Bond (a)                                  3/17/87        6.82%         7.26%        4.85%          3.73%
  (Independence Capital)
High Yield Bond (a)                                8/6/84        8.91%         8.12%        6.03%         (1.35%)
  (T. Rowe Price)
Capital Appreciation (b)                           5/1/93        3.63%           n/a        1.00%         (7.73%)
  (American Century Investment Management)
Balanced Portfolio (c)                             5/1/93        9.41%           n/a        9.20%          5.69%
  (Neuberger Berman)
Limited Maturity Bond Portfolio (c)                5/1/93        3.48%           n/a        2.78%         (1.78%)
  (Neuberger Berman)
Partners Fund Portfolio (c)                        5/1/97       12.86%           n/a          n/a         (1.92%)
  (Neuberger Berman)
Equity-Income Portfolio (d)                        5/1/95       18.62%           n/a          n/a          5.17%
  (Fidelity Investments)
Growth Portfolio (d)                               5/1/95       26.19%           n/a          n/a         32.72%
  (Fidelity Investments)
Asset Manager Portfolio (e)                        5/1/95       14.73%           n/a          n/a          8.58%
  (Fidelity Investments)
Index 500 (e)                                      5/1/97       26.97%           n/a          n/a         21.68%
  (Fidelity Investments)
Emerging Markets Equity (International) (f)        5/1/97      (23.27%)          n/a          n/a        (28.39%)
  (Morgan Stanley Dean Witter)


-----------
* DATE THE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT.
(a) PENN SERIES FUNDS, INC.
(b) AMERICAN CENTURY INVESTMENT MANAGEMENT
(c) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(d) VARIABLE INSURANCE PRODUCTS FUND
(e) VARIABLE INSURANCE PRODUCTS FUND II
(f) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 1D Penn Mutual Optimizer Group Variable and Fixed Annuity Contract Average Annual Total Return On $1,000 Investment -- Computed as Prescribed by the SEC





                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                     ---------------------------------------------------------
                                                          FROM
                                                        INCEPTION      TEN YEARS     FIVE YEARS      ONE YEAR
                                        INCEPTION     DATE THROUGH       ENDED          ENDED         ENDED
FUND (MANAGER)                            DATE*         12/31/98        12/31/98      12/31/98       12/31/98
------------------------------------   -----------   --------------   -----------   ------------   -----------
Growth Equity
  Nonqualified Plans (a)                  6/1/83     12.80%           14.88%        17.24%          33.31%
  Quality Plans (a)                      8/11/83     13.03%           14.88%        17.24%          33.31%
  (Independence Capital Management)
Value Equity (a)                         3/17/87     12.33%           12.86%        16.50%           2.93%
  (OpCap Advisors)
Flexibly Managed (a)                     7/31/84     12.81%           10.98%         9.79%          (0.53%)
  (T. Rowe Price Associates)
Quality Bond (a)                         3/17/87      6.82%            7.39%         4.70%           3.78%
  (Independence Capital Management)
High Yield Bond (a)                       8/6/84      8.91%            8.23%         5.83%          (1.33%)
  (T. Rowe Price Associates)
International Equity (a)                 11/2/92     11.97%           n/a            7.67%          11.78%
  (Vontobel USA)

-----------
* DATE THE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT.
(a) PENN SERIES FUNDS, INC.

Table 2A Diversifier II Variable/Fixed Annuity Contract and Diversifier II Variable Annuity Contract Average Annual Total Return On $1,000 Investment -- Assumes No Contingent Deferred Sales Charge, Investment on Inception Date of the Underlying Fund, and No Purchase Payments Made After the First Contract Year Under the Variable/Fixed Contract

                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------------
                                                                   FROM           TEN           FIVE           ONE
                                                                INCEPTION        YEARS         YEARS           YEAR
                                                 INCEPTION       THROUGH         ENDED         ENDED          ENDED
FUND (MANAGER)                                     DATE*         12/31/98       12/31/98      12/31/98       12/31/98
---------------------------------------------   -----------   -------------   -----------   -----------   -------------
Growth Equity (a)
  Non-Qualified                                  06/01/83       12.80%        15.02%        18.32%          39.60%
  Qualified                                      08/11/83       13.03%        15.02%        18.32%          39.60%
  (Independence Capital)
Value Equity (a)                                 03/17/87       12.33%        13.00%        17.58%           7.80%
     (OpCap)
Small-Cap Fund                                   03/01/95        9.81%         n/a           n/a           (10.44%)
     (OpCap)
Emerging Growth Fund (a)                         05/01/97       44.52%         n/a           n/a            33.93%
  (RS Investment Management)
Flexibly Managed (a)                             07/31/84       12.81%        11.12%        10.81%           4.19%
  (T. Rowe Price)
International Equity (a)                         11/01/92       12.81%         n/a           8.67%          17.07%
  (Vontobel)
Quality Bond (a)                                 03/17/87        6.82%         7.52%         5.67%           8.67%
  (Independence Capital)
High Yield Bond (a)                              08/06/84        8.91%         8.37%         6.81%           3.33%
  (T. Rowe Price)
Capital Appreciation (b)                         11/20/87        6.80%         7.24%         1.94%          (3.40%)
  (American Century Investment Management)
Balanced Portfolio (c)                           02/28/89        9.85%         n/a           9.89%          10.69%
  (Neuberger Berman)
Limited Maturity Bond Portfolio (c)              09/10/84        6.43%         5.29%         3.66%           2.87%
  (Neuberger Berman)
Partners Fund Portfolio (c)                      03/22/94       18.37%         n/a           n/a             2.73%
  (Neuberger Berman)
Equity-Income Portfolio (d)                      10/09/86       12.88%        14.06%        17.08%          10.17%
  (Fidelity Investments)
Growth Portfolio (d)                             10/09/86       15.87%        17.89%        20.18%          37.72%
  (Fidelity Investments)
Asset Manager Portfolio (e)                      09/06/89       11.55%         n/a          10.37%          13.58%
  (Fidelity Investments)
Index 500 (e)                                    08/27/92       19.95%         n/a          22.44%          26.68%
  (Fidelity Investments)
Emerging Markets Equity (International) (f)      10/01/96      (13.39%)        n/a           n/a           (25.14%)
  (Morgan Stanley Dean Witter)

-----------
*   DATE THE UNDERLYING FUND WAS ESTABLISHED.
(a) PENN SERIES FUNDS, INC.
(b) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(c) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(d) VARIABLE INSURANCE PRODUCTS FUND
(e) VARIABLE INSURANCE PRODUCTS FUND II
(f) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 2B Penn Mutual Optimizer Group Variable and Fixed Annuity Contract Average Annual Total Return On $1,000 Investment -- Assumes No Contingent Deferred Sales Charge and Investment on Inception Date of Underlying Fund

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                      ---------------------------------------------------
                                                          FROM          TEN         FIVE          ONE
                                                       INCEPTION       YEARS        YEARS         YEAR
                                         INCEPTION      THROUGH        ENDED        ENDED        ENDED
FUND (MANAGER)                             DATE*        12/31/98     12/31/98     12/31/98      12/31/98
-------------------------------------   -----------   -----------   ----------   ----------   -----------
Growth Equity
   Nonqualified Plans (a)                06/01/83     12.80%        15.02%       18.32%       39.60%
   Qualified Plans (a)                   08/11/83     13.03%        15.02%       18.32%       39.60%
   (Independence Capital Management)
Value Equity (a)                         03/17/87     12.33%        13.00%       17.58%        7.80%
  (OpCap Advisors)
Flexibly Managed (a)                     07/31/84     12.81%        11.12%       10.81%        4.19%
  (T. Rowe Price Associates)
Quality Bond (a)                         03/17/87      6.82%         7.52%        5.67%        8.67%
  (Independence Capital Management)
High Yield Bond (a)                      08/06/84      8.91%         8.37%        6.81%        3.33%
  (T. Rowe Price Associates)
International Equity (a)                 11/01/92     12.81%           n/a        8.67%       17.07%
  (Vontobel USA)


-----------
*   DATE THE UNDERLYING FUND WAS ESTABLISHED.
(a) PENN SERIES FUNDS, INC.

Table 3A Diversifier II Variable/Fixed Annuity Contract and Diversifier II Variable Contract Average Annual Total Return On $10,000 Investment -- Assumes No Contingent Deferred Sales Charge and Investment on the Inception Date of Underlying Fund, and No Purchase Payment After the First Contract Year Under the Variable Fixed Contract


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                              -------------------------------------------------------
                                                                   FROM           TEN         FIVE           ONE
                                                                INCEPTION        YEARS        YEARS          YEAR
                                                 INCEPTION       THROUGH         ENDED        ENDED         ENDED
FUND (MANAGER)                                     DATE*         12/31/98      12/31/98     12/31/98       12/31/98
---------------------------------------------   -----------   -------------   ----------   ----------   -------------
Growth Equity (a)
  Non-Qualified                                  06/01/83       12.95%        15.20%       18.57%         39.88%
  Qualified                                      08/11/83       13.19%        15.20%       18.57%         39.88%
  (Independence Capital)
Value Equity (a)                                 03/17/87       12.59%        13.27%       17.87%          8.18%
     (OpCap)
Small-Cap Fund                                   03/01/95        9.92%          n/a          n/a         (10.30%)
     (OpCap)
Emerging Growth Fund (a)                         05/01/97       44.59%          n/a          n/a          34.01%
  (RS Investment Management)
Flexibly Managed (a)                             07/31/84       13.06%        11.47%       11.25%          4.72%
  (T. Rowe Price)
International Equity (a)                         11/01/92       13.04%          n/a         8.93%         17.34%
  (Vontobel)
Quality Bond (a)                                 03/17/87        6.91%         7.60%        5.77%          8.79%
  (Independence Capital)
High Yield Bond (a)                              08/06/84        9.00%         8.48%        6.95%          3.48%
  (T. Rowe Price)
Capital Appreciation (b)                         11/20/87        6.82%         7.26%        1.96%        ( 3.37%)
  (American Century Investment Management)
Balanced Portfolio (c)                           02/28/89        9.91%           n/a        9.97%         10.77%
  (Neuberger Berman)
Limited Maturity Bond Portfolio (c)              09/10/84        6.56%         5.44%        3.85%          3.07%
  (Neuberger Berman)
Partners Fund Portfolio (c)                      03/22/94       18.50%          n/a          n/a           2.90%
  (Neuberger Berman)
Equity-Income Portfolio (d)                      10/09/86       12.92%        14.10%       17.13%         10.23%
  (Fidelity Investments)
Growth Portfolio (d)                             10/09/86       15.89%        17.91%       20.21%         37.75%
  (Fidelity Investments)
Asset Manager Portfolio (e)                      09/06/89       11.57%          n/a        10.41%         13.62%
  Fidelity Investments)
Index 500 (e)                                    08/27/92       19.99%          n/a        22.48%         26.73%
  (Fidelity Investments)
Emerging Markets Equity (International) (f)      10/01/96      (13.35%)         n/a         n/a          (25.12%)
  (Morgan Stanley Dean Witter)

-----------
*   DATE THE UNDERLYING FUND WAS ESTABLISHED.
(a) PENN SERIES FUNDS, INC.
(b) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(c) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(d) VARIABLE INSURANCE PRODUCTS FUND
(e) VARIABLE INSURANCE PRODUCTS FUND II
(f) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 3B Penn Mutual Optimizer Group Variable and Fixed Annuity Contract Average Annual Total Return On $10,000 Investment -- Assumes No Contingent Deferred Sales Charge and Investment on Inception Date of Underlying Fund



                                                            AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------
                                                          FROM
                                                       INCEPTION
                                                          DATE       TEN YEARS     FIVE YEARS      ONE YEAR
                                         INCEPTION      THROUGH        ENDED          ENDED         ENDED
FUND (MANAGER)                             DATE*        12/31/98      12/31/98      12/31/98       12/31/98
-------------------------------------   -----------   -----------   -----------   ------------   -----------
Growth Equity
   Quality Plans (a)                     06/01/83     12.95%        15.20%        18.57%         39.88%
   Nonqualified Plans (a)                08/11/83     13.19%        15.20%        18.57%         39.88%
   (Independence Capital Management)
Value Equity (a)                         03/17/87     12.59%        13.27%        17.87%          8.18%
   (OpCap Advisors)
Flexibly Managed (a)                     07/31/84     13.06%        11.47%        11.25%          4.72%
   (T. Rowe Price Associates)
Quality Bond (a)                         03/17/87      6.91%         7.60%         5.77%          8.79%
   (Independence Capital Management)
High Yield Bond (a)                      08/06/84      9.00%         8.48%         6.95%          3.48%
   (T. Rowe Price Associates)
International Equity (a)                 11/01/92     13.04%          N/A          8.93%         17.34%
   (Vontobel USA)


-----------
*   DATE THE UNDERLYING FUND WAS ESTABLISHED.
(a) PENN SERIES FUNDS, INC.

Average annual total returns in Tables 1A, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T) n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The computation assumes that the contract or account adminstration charge is allocated equally across all available subaccounts by an average Contract Owner or Participant and that the Contract Value or Participant's Variable Account Value is of average size. The returns are computed according to the formula assumptions prescribed by the SEC.

Average annual rates of total return in Tables 2A, 2B, 3A and 3B are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula: P(1 + T) n = FV. In the formula, P is a hypothetical investment of $1,000 in Tables 2A and 2B and $10,000 in Tables 3A and 3B; T is the average annual total return; n is the number of years; and FV is the Contract Value. The computations assume that no withdrawals were made at the end of the periods. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund. The returns are based upon hypothetical assumptions which are not prescribed by the SEC.

Annual Rate of Change in Accumulation Unit Values

Table 4A Diversifier II -- Variable/Fixed Annuity Contract and Variable Annuity
       Contract Annual Rate of Change in Accumulation Unit Values

     Annual Rate of Changes in Accumulation Unit Values for each of the subaccounts of the Separate Account investing in each of the Funds are shown in the Table. The returns show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                                                        ANNUAL RATE OF CHANGE IN ACCUMULATION UNIT VALUES
                                               --------------------------------------------------------------------
FUND (MANAGER)                                      1998           1997          1996         1995         1994
---------------------------------------------  -------------  -------------  -----------  -----------  ------------
Growth Equity (a)
  Qualified Plans                                39.91%         25.17%       18.27%       24.88%         9.26%
  Nonqualified Plans                             39.91%         25.17%       18.27%       24.88%         9.26%
  (Independence Capital Management)
Value Equity (a)                                  8.23%         23.42%       23.63%       35.77%         1.65%
  (OpCap Advisors)
Small Capitalization (a)                        (10.29%)        21.50%       18.26%       11.71%          N/A
  (OpCap Advisors)
Emerging Growth Fund (a)                         34.02%         38.06%         N/A          N/A           N/A
  (RS Investment Management)
Flexibly Managed (a)                              4.77%         14.22%       14.92%       20.76%         2.85%
  (T. Rowe Price Associates)
International Equity (a)                         17.37%          9.03%       15.41%       13.39%         7.47%
  (Vontobel USA)
Quality Bond (a)                                  8.80%          6.69%        2.84%       18.65%         6.47%
  (Independence Capital Management)
High Yield Bond (a)                               3.49%         14.35%       12.46%       14.97%         8.48%
  (T. Rowe Price Associates)
Money Market (a)                                  3.72%          3.85%        3.69%        4.21%         2.43%
  (Independence Capital Management)
Capital Appreciation (b)                         (3.37%)        (4.46%)       5.51%       29.47%        (2.40%)
  (American Century Investment
   Management)
Balanced Portfolio (c)                           10.78%         17.97%        5.56%       22.22%        (4.56%)
  (Neuberger Berman)
Limited Maturity Bond (c)                         3.09%          5.41%        3.01%        9.56%        (1.39%)
  (Neuberger Berman)
Partners Fund Portfolio (c)                       2.91%         24.11%         N/A          N/A           N/A
  (Neuberger Berman)
Equity Income (d)                                10.24%         26.52%       12.86%       19.20%          N/A
  (Fidelity Investors Research)
Growth (d)                                       37.76%         21.95%       13.28%       23.59%          N/A
  (Fidelity Investors Research)
Asset Manager (e)                                13.62%         19.15%       13.18%       11.53%          N/A
  (Fidelity Investors Research)
Index 500 (e)                                    26.73%         21.62%         N/A          N/A           N/A
  Fidelity Investors Research)
Emerging Markets Equity (International) (f)     (25.12%)       (10.25%)        N/A          N/A           N/A
  (Morgan Stanley Dean Witter)

                                                         Annual Rate of Change in Accumulation Unit Values
                                               ----------------------------------------------------------------------
Fund (Manager)                                      1993         1992          1991           1990           1989
---------------------------------------------  -------------  ----------  -------------  -------------  -------------
Growth Equity (a)
  Qualified Plans                               (11.00%)       4.60%       (33.10%)        12.30%         29.60%
  Nonqualified Plans                            (11.00%)       4.60%       (33.10%)        12.30%         29.60%
  (Independence Capital Management)
Value Equity (a)                                  5.70%       13.40%        26.10%          9.30%        (11.50%)
  (OpCap Advisors)
Small Capitalization (a)                           N/A          N/A           N/A            N/A            N/A
  (OpCap Advisors)
Emerging Growth Fund (a)                           N/A          N/A           N/A            N/A            N/A
  (RS Investment Management)
Flexibly Managed (a)                             14.40%        8.20%        20.10%          2.10%        (19.60%)
  (T. Rowe Price Associates)
International Equity (a)                        (36.40%)        N/A           N/A            N/A            N/A
  (Vontobel USA)
Quality Bond (a)                                (10.30%)       5.20%        14.20%          6.60%         11.30%
  (Independence Capital Management)
High Yield Bond (a)                             (18.30%)      14.40%        35.20%        (10.00%)         1.90%
  (T. Rowe Price Associates)
Money Market (a)                                  1.30%        1.80%         4.60%          5.60%          7.60%
  (Independence Capital Management)
Capital Appreciation (b)                           N/A          N/A           N/A            N/A            N/A
  (American Century Investment
   Management)
Balanced Portfolio (c)                             N/A          N/A           N/A            N/A            N/A
  (Neuberger Berman)
Limited Maturity Bond (c)                          N/A          N/A           N/A            N/A            N/A
  (Neuberger Berman)
Partners Fund Portfolio (c)                        N/A          N/A           N/A            N/A            N/A
  (Neuberger Berman)
Equity Income (d)                                  N/A          N/A           N/A            N/A            N/A
  (Fidelity Investors Research)
Growth (d)                                         N/A          N/A           N/A            N/A            N/A
  (Fidelity Investors Research)
Asset Manager (e)                                  N/A          N/A           N/A            N/A            N/A
  (Fidelity Investors Research)
Index 500 (e)                                      N/A          N/A           N/A            N/A            N/A
  Fidelity Investors Research)
Emerging Markets Equity (International) (f)        N/A          N/A           N/A            N/A            N/A
  (Morgan Stanley Dean Witter)

-----------
(a) PENN SERIES FUNDS, INC.
(b) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(c) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST.
(d) FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND.
(e) FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II.
(f) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 4B Penn Mutual Optimizer Group Variable and Fixed Annuity Contract Annual Rate of Change in Accumulation Unit Values


                                  ANNUAL RATE OF CHANGE IN ACCUMULATION UNIT VALUES
                            --------------------------------------------------------------
FUND (MANAGER)                  1998         1997         1996         1995        1994
--------------------------  -----------  -----------  -----------  -----------  ----------
Growth Equity (a)
   Quality                     39.91%       25.17%       18.27%       24.88%       9.26%
   Nonqualified                39.91%       25.17%       18.27%       24.88%       9.26%
  (Independence
  Capital
  Management)
Value Equity (a)                8.23%       23.42%       23.63%       35.77%       1.65%
   (OpCap Advisors)
Flexibly Managed (a)            4.77%       14.22%       14.92%       20.76%       2.85%
  (T. Rowe Price
  Associates)
Quality Bond (a)                8.80%        6.69%        2.84%       18.65%       6.47%
  (Independence
  Capital
  Management)
High Yield Bond (a)             3.49%       14.35%       12.46%       14.97%       8.48%
  (T. Rowe Price
  Associates)
International Equity (a)       17.37%        9.03%       15.41%       13.39%       7.47%
   (Vontobel USA)
Money Market (a)                3.72%        3.85%        3.69%        4.21%       2.43%
  (Independence
  Capital
  Management)

                                       ANNUAL RATE OF CHANGE IN ACCUMULATION UNIT VALUES
                            ----------------------------------------------------------------------
FUND (MANAGER)                   1993         1992          1991           1990           1989
--------------------------  -------------  ----------  -------------  -------------  -------------
Growth Equity (a)
   Quality                     (11.00%)       4.60%       (33.10%)        12.30%         29.60%
   Nonqualified                (11.00%)       4.60%       (33.10%)        12.30%         29.60%
  (Independence
  Capital
  Management)
Value Equity (a)                 5.70%       13.40%        26.10%          9.30%        (11.50%)
   (OpCap Advisors)
Flexibly Managed (a)            14.40%        8.20%        20.10%          2.10%        (19.60%)
  (T. Rowe Price
  Associates)
Quality Bond (a)               (10.30%)       5.20%        14.20%          6.60%         11.30%
  (Independence
  Capital
  Management)
High Yield Bond (a)            (18.30%)      14.40%        35.20%        (10.00%)         1.90%
  (T. Rowe Price
  Associates)
International Equity (a)       (36.40%)        N/A           N/A            N/A            N/A
   (Vontobel USA)
Money Market (a)                 1.30%        1.80%         4.60%          5.60%          7.60%
  (Independence
  Capital
  Management)

-----------
*    DATE THE UNDERLYING FUND WAS ESTABLISHED.
(a)  PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------
     The performance information set forth above is for past performance and is not an indication or representation of future performance.
--------------------------------------------------------------------------------

ADMINISTRATIVE AND RECORDKEEPING SERVICES

--------------------------------------------------------------------------------
     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.
--------------------------------------------------------------------------------
DISTRIBUTIONS OF CONTRACTS AND CERTIFICATES

     Hornor, Townsend & Kent, Inc. is a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1998, 1997, and 1996
Penn Mutual paid Hornor, Townsend & Kent, Inc. underwriting commissions of $450,661, $436,619 and $403,603, respectively.
--------------------------------------------------------------------------------
CUSTODIAN

     Penn Mutual is custodian of the assets held in the Separate Account.
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

     Ernst & Young LLP serve as independent auditors of the Separate Account and the Company. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.
--------------------------------------------------------------------------------
LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates.
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1998 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

     New subaccounts of the Separate Account have been established under the Contracts subsequent to December 31, 1998. No amounts were allocated to the subaccounts as of December 31, 1998. There are, therefore, no unit values for the subaccounts at December 31, 1998.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS




THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, International Equity Fund, Small Capitalization Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, and Emerging Markets Equity Portfolio) as of December 31, 1998, and the related statement of operations and statements of changes in net assets for each of periods indicted therein. These financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Annuity Account III at December 31, 1998, the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.




Philadelphia, Pennsylvania                       ERNST & YOUNG LLP
April 2, 1999

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998

                                                                  Money           Quality        High Yield     Growth Equity
                                               Total          Market Fund++     Bond Fund+      Bond Fund+         Fund+
                                         -----------------   ---------------   -------------   -------------   --------------
Investment in Common Stock
 Number of Shares ....................                          29,226,007        3,531,561       4,932,997        5,192,077
 Cost ................................    $  997,139,079       $29,226,007      $36,316,362     $46,980,987     $107,364,728
Assets:
 Investments at market value .........    $1,223,619,652       $29,226,007      $36,728,233     $45,334,241     $160,331,330
 Dividends receivable ................           115,690           115,690               --              --               --
Liabilities:
 Due to (from) The Penn Mutual
   Life Insurance Company ............           421,701           (25,724)          11,770          15,896           66,829
                                          --------------       -----------      -----------     -----------     ------------
Net Assets ...........................    $1,223,313,641       $29,367,421      $36,716,463     $45,318,345     $160,264,501
                                          ==============       ===========      ===========     ===========     ============

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                Money           Quality         High Yield       Growth Equity
                                               Total        Market Fund+      Bond Fund+       Bond Fund+           Fund+
                                          --------------   ---------------   -------------   ---------------   ----------------
Investment Income:
 Dividends ............................    $ 22,196,411       $1,164,353      $ 1,661,348     $  3,575,971       $    107,422
Expense:
 Mortality and expense risk
   charges ............................      14,451,169          300,924          420,725          560,207          1,750,208
                                           ------------       ----------      -----------     ------------       ------------
 Net investment income (loss) .........       7,745,242          863,429        1,240,623        3,015,764         (1,642,786)
                                           ------------       ----------      -----------     ------------       ------------
Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from
 redemption of fund shares ............         890,703               --            1,912           (3,290)           534,595
Capital gains distributions ...........      90,233,970               --        1,081,936               --         16,777,825
                                           ------------       ----------      -----------     ------------       ------------
Net realized gains (losses) from
 investment transactions ..............      91,124,673               --        1,083,848           (3,290)        17,312,420
Net change in unrealized
 appreciation/depreciation of
 investments ..........................      31,850,409               --          469,323       (1,514,889)        29,742,092
                                           ------------       ----------      -----------     ------------       ------------
Net realized and unrealized gains
 (losses) on investments ..............     122,975,082               --        1,553,171       (1,518,179)        47,054,512
                                           ------------       ----------      -----------     ------------       ------------
Net increase (decrease) in
 net assets resulting from
 operations ...........................    $130,720,324       $  863,429      $ 2,793,794     $  1,497,585       $ 45,411,726
                                           ============       ==========      ===========     ============       ============

-----------
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
++++ INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                      Flexibly                              Small           Emerging
  Value Equity        Managed        International     Capitalization        Growth
     Fund+             Fund+         Equity Fund+          Fund+             Fund+
---------------   ---------------   ---------------   ----------------   --------------
     9,698,894       18,571,284         4,435,929          1,469,303          829,633
 $ 146,389,313     $304,396,066       $60,456,004        $19,240,367      $12,098,508
 $ 217,158,244     $340,040,217       $81,532,380        $18,821,773      $14,460,495
            --               --                --                 --               --
        80,934          122,232            30,165              6,425            6,150
 -------------     ------------       -----------        -----------      -----------
 $ 217,077,310     $339,917,985       $81,502,215        $18,815,348      $14,454,345
 =============     ============       ===========        ===========      ===========

--------------------------------------------------------------------------------

                       Flexibly                               Small            Emerging
  Value Equity          Managed        International     Capitalization         Growth
     Fund+              Fund+          Equity Fund+          Fund+              Fund+
----------------   ----------------   ---------------   ----------------   ---------------
  $  2,711,886      $   9,667,960      $    749,841        $   118,336       $        --
     2,747,364          4,371,907         1,002,331            232,311           115,686
  ------------      -------------      ------------        -----------       -----------
       (35,478)         5,296,053          (252,490)          (113,975)         (115,686)
  ------------      -------------      ------------        -----------       -----------
      (253,955)           470,070           572,081            (73,896)          (20,414)
    17,723,221         34,454,748         2,613,424            307,141             2,258
  ------------      -------------      ------------        -----------       -----------
    17,469,266         34,924,818         3,185,505            233,245           (18,156)
    (1,405,794)       (24,572,191)        9,485,903         (2,387,287)        2,702,071
  ------------      -------------      ------------        -----------       -----------
    16,063,472         10,352,627        12,671,408         (2,154,042)        2,683,915
  ------------      -------------      ------------        -----------       -----------
  $ 16,027,994      $  15,648,680      $ 12,418,918       ($ 2,268,017)      $ 2,568,229
  ============      =============      ============        ===========       ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998 (CONT'D.)


                                                               Limited                              Capital
                                             Balanced       Maturity Bond        Partners        Appreciation
                                          Portfolio++       Portfolio++       Portfolio++       Portfolio+++
                                         ---------------   ---------------   ---------------   ----------------
Investment in Common Stock
 Number of Shares ....................       1,569,682           453,975         1,158,926          1,568,981
 Identified Cost .....................     $24,116,435        $6,481,863       $22,808,452        $14,586,463
Assets:
 Investments at market value .........     $25,648,596        $6,273,938       $21,938,469        $14,152,208
 Dividends receivable ................              --                --                --                 --
Liabilities:
 Due to (from) The Penn Mutual
   Life Insurance Company ............           9,544             2,105             7,983              5,890
                                           -----------        ----------       -----------        -----------
Net Assets ...........................     $25,639,052        $6,271,833       $21,930,486        $14,146,318
                                           ===========        ==========       ===========        ===========

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998 (CONT'D.)


                                                                Limited                              Capital
                                              Balanced       Maturity Bond        Partners        Appreciation
                                           Portfolio++       Portfolio++       Portfolio++       Portfolio+++
                                          ---------------   ---------------   ---------------   ----------------
Investment Income:
 Dividends ............................    $    535,041        $ 343,516       $     42,364        $        --
Expense:
 Mortality and expense risk
   charges ............................         300,387           76,053            202,308            200,676
                                           ------------        ---------       ------------        -----------
 Net investment income (loss) .........         234,654          267,463           (159,944)          (200,676)
                                           ------------        ---------       ------------        -----------
Realized and Unrealized Gains
 (Losses) on Investments:
 Realized gains (losses) from
   redemption of fund shares ..........         (46,570)           4,432            (19,925)            (7,274)
 Capital gains distributions ..........       3,758,025               --          1,334,479            897,971
                                           ------------        ---------       ------------        -----------
 Net realized gains (losses) from
   investment transactions ............       3,711,455            4,432          1,314,554            890,697
 Net change in unrealized
   appreciation/depreciation of
   investments ........................      (1,522,453)         (90,968)        (1,132,139)        (1,315,911)
                                           ------------        ---------       ------------        -----------
 Net realized and unrealized
   gains (losses) on investments              2,189,002          (86,536)           182,415           (425,214)
                                           ------------        ---------       ------------        -----------
 Net increase (decrease) in net
   assets resulting from
   operations .........................    $  2,423,656        $ 180,927       $     22,471       ($   625,890)
                                           ============        =========       ============        ===========


-----------
++         INVESTMENT IN PENN SERIES FUNDS, INC.
++++       INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
++++++     INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
++++++++ INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++++++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                              Emerging
   Equity Income             Growth            Asset Manager           Index 500           Markets Equity
 Portfolio++++         Portfolio++++         Portfolio++++         Portfolio++++         Portfolio++++
-------------------   -------------------   -------------------   -------------------   --------------------
      2,821,444             1,951,799               754,546               256,571               384,256
    $57,982,108           $61,686,131           $12,229,496           $30,768,653            $4,011,136
    $71,721,096           $87,577,214           $13,702,561           $36,240,594            $2,732,056
             --                    --                    --                    --                    --
         27,927                33,764                 4,917                13,879                 1,015
    -----------           -----------           -----------           -----------            ----------
    $71,693,169           $87,543,450           $13,697,644           $36,226,715            $2,731,041
    ===========           ===========           ===========           ===========            ==========

--------------------------------------------------------------------------------

                                                                                              Emerging
   Equity Income             Growth            Asset Manager           Index 500           Markets Equity
 Portfolio++++         Portfolio++++         Portfolio+++          Portfolio++++         Portfolio+++++
-------------------   -------------------   -------------------   -------------------   --------------------
    $   818,947          $    276,373           $   283,624           $   124,449            $   14,980
        838,185               875,493               139,895               286,451                30,058
    -----------          ------------           -----------           -----------            ----------
        (19,238)             (599,120)              143,729              (162,002)              (15,078)
    -----------          ------------           -----------           -----------            ----------
       (105,681)             (133,956)              (15,231)               (6,289)               (5,906)
      2,914,489             7,229,334               850,874               288,245                    --
    -----------          ------------           -----------           -----------            ----------
      2,808,808             7,095,378               835,643               281,956                (5,906)
      3,216,502            15,492,226               416,857             5,006,490              (739,423)
    -----------          ------------           -----------           -----------            ----------
      6,025,310            22,587,604             1,252,500             5,288,446              (745,329)
    -----------          ------------           -----------           -----------            ----------
    $ 6,006,072          $ 21,988,484           $ 1,396,229           $ 5,126,444           ($  760,407)
    ===========          ============           ===========           ===========            ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997



                                                               Total
                                               --------------------------------------
                                                      1998                1997
                                               ------------------  ------------------
Operations:
 Net investment income (loss) ...............    $    7,745,242      $   10,673,323
 Net realized gains (losses) from
  investment transactions ...................        91,124,673          52,434,365
 Net change in unrealized appreciation/
  depreciation of investments ...............        31,850,409          80,424,769
                                                 --------------      --------------
Net increase (decrease) in net assets
 resulting from operations ..................       130,720,324         143,532,457
                                                 --------------      --------------
Variable Annuity Activities:
 Purchase payments ..........................       300,859,955         267,822,906
 Surrender benefits .........................       (86,895,748)        (77,835,445)
 Net Transfers ..............................      (144,859,060)       (104,394,903)
 Death Benefits .............................        (5,130,027)         (5,546,379)
 Contract administration charges ............          (960,359)           (867,185)
 Deferred sales charges .....................        (1,159,997)           (941,155)
 Annuity benefits ...........................        (6,283,330)         (4,608,091)
                                                 --------------      --------------
Net increase in net assets resulting from
 variable annuity activities ................        55,571,434          73,629,748
                                                 --------------      --------------
 Total increase (decrease) in net assets ....       186,291,758         217,162,205
Net Assets:
 Beginning of year ..........................     1,037,021,883         819,859,678
                                                 --------------      --------------
 End of year ................................    $1,223,313,641      $1,037,021,883
                                                 ==============      ==============




                                                          Money Market                       Quality Bond
                                                             Fund+                              Fund+
                                               ----------------------------------  --------------------------------
                                                     1998              1997              1998             1997
                                               ----------------  ----------------  ---------------  ---------------
Operations:
 Net investment income (loss) ...............   $      863,429    $      868,851    $  1,240,623     $  1,305,261
 Net realized gains (losses) from
  investment transactions ...................               --                --       1,083,848          (62,983)
 Net change in unrealized appreciation/
  depreciation of investments ...............               --                --         469,323          690,652
                                                --------------    --------------    ------------     ------------
Net increase (decrease) in net assets
 resulting from operations ..................          863,429           868,851       2,793,794        1,932,930
                                                --------------    --------------    ------------     ------------
Variable Annuity Activities:
 Purchase payments ..........................       43,970,396        34,757,734      12,828,873        5,555,275
 Surrender benefits .........................       (6,521,246)       (9,401,752)     (2,749,714)      (3,121,924)
 Net Transfers ..............................      (30,458,666)      (26,472,847)     (5,801,159)      (4,767,816)
 Death Benefits .............................         (146,334)          (79,929)       (323,546)        (447,151)
 Contract administration charges ............          (15,517)          (16,669)        (23,415)         (24,971)
 Deferred sales charges .....................          (62,744)          (66,903)        (40,919)         (26,092)
 Annuity benefits ...........................         (158,174)         (128,331)       (310,029)        (364,470)
                                                --------------    --------------    ------------     ------------
Net increase in net assets resulting from
 variable annuity activities ................        6,607,715        (1,408,697)      3,580,091       (3,197,149)
                                                --------------    --------------    ------------     ------------
 Total increase (decrease) in net assets ....        7,471,144          (539,846)      6,373,885       (1,264,219)
Net Assets:
 Beginning of year ..........................       21,896,277        22,436,123      30,342,578       31,606,797
                                                --------------    --------------    ------------     ------------
 End of year ................................   $   29,367,421    $   21,896,277    $ 36,716,463     $ 30,342,578
                                                ==============    ==============    ============     ============


                                                              High Yield
                                                              Bond Fund+
                                                   --------------------------------
                                                         1998             1997
                                                   ---------------  ---------------
Operations:
 Net investment income (loss) ...................   $  3,015,764     $  2,776,213
 Net realized gains (losses) from
  investment transactions .......................         (3,290)          57,619
 Net change in unrealized appreciation/
  depreciation of investments ...................     (1,514,889)       2,285,110
                                                    ------------     ------------
Net increase (decrease) in net assets
 resulting from operations ......................      1,497,585        5,118,942
                                                    ------------     ------------
Variable Annuity Activities:
 Purchase payments ..............................     11,805,678       10,878,709
 Surrender benefits .............................     (3,764,322)      (3,014,970)
 Net Transfers ..................................     (5,718,830)      (4,748,376)
 Death Benefits .................................       (216,584)        (353,295)
 Contract administration charges ................        (33,874)         (32,949)
 Deferred sales charges .........................        (42,634)         (41,927)
 Annuity benefits ...............................       (451,818)        (263,827)
                                                    ------------     ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .          1,577,616        2,423,365
                                                    ------------     ------------
 Total increase (decrease) in net assets ........      3,075,201        7,542,307
Net Assets:
 Beginning of year ..............................     42,243,144       34,700,837
                                                    ------------     ------------
 End of year ....................................   $ 45,318,345     $ 42,243,144
                                                    ============     ============



                                                          Growth Equity Fund+                 Value Equity Fund+
                                                   ----------------------------------  ---------------------------------
                                                         1998              1997              1998             1997
                                                   ----------------  ----------------  ---------------  ----------------
Operations:
 Net investment income (loss) ...................   ($  1,642,786)     ($   946,700)    ($     35,478)   $     171,478
 Net realized gains (losses) from
  investment transactions .......................      17,312,420        12,252,124        17,469,266       11,178,890
 Net change in unrealized appreciation/
  depreciation of investments ...................      29,742,092        12,401,882        (1,405,794)      26,725,711
                                                     ------------       -----------      ------------    -------------
Net increase (decrease) in net assets
 resulting from operations ......................      45,411,726        23,707,306        16,027,994       38,076,079
                                                     ------------       -----------      ------------    -------------
Variable Annuity Activities:
 Purchase payments ..............................      19,386,206        14,771,345        31,610,352       39,960,196
 Surrender benefits .............................     (11,279,745)       (9,992,279)      (16,621,269)     (13,261,992)
 Net Transfers ..................................      (8,257,183)       (5,743,584)      (17,458,000)      (8,211,820)
 Death Benefits .................................        (520,878)         (432,200)         (864,575)      (1,000,702)
 Contract administration charges ................        (117,047)         (116,728)         (161,845)        (142,233)
 Deferred sales charges .........................        (106,395)          (96,532)         (185,128)        (141,327)
 Annuity benefits ...............................        (410,717)         (232,640)       (1,052,517)        (750,028)
                                                     ------------       -----------      ------------    -------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .          (1,305,759)       (1,842,618)       (4,732,982)      16,452,094
                                                     ------------       -----------      ------------    -------------
 Total increase (decrease) in net assets ........      44,105,967        21,864,688        11,295,012       54,528,173
Net Assets:
 Beginning of year ..............................     116,158,534        94,293,846       205,782,298      151,254,125
                                                     ------------       -----------      ------------    -------------
 End of year ....................................    $160,264,501      $ 116,158,534     $217,077,310    $ 205,782,298
                                                     ============      =============     ============    =============

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI
      PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE
      PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
      I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONT'D.)



                                                                Flexibly
                                                             Managed Fund+
                                                   ----------------------------------
                                                         1998              1997
                                                   ----------------  ----------------
Operations:
 Net investment income (loss) ...................   $   5,296,053     $   5,425,606
 Net realized gains (losses) from
  investment transactions .......................      34,924,818        19,611,037
 Net change in unrealized appreciation/
  depreciation of investments ...................     (24,572,191)       16,726,884
                                                    -------------     -------------
Net increase (decrease) in net assets
 resulting from operations ......................      15,648,680        41,763,527
                                                    -------------     -------------
Variable Annuity Activities:
 Purchase payments ..............................      51,119,838        58,888,377
 Surrender benefits .............................     (24,701,353)      (21,762,080)
 Net Transfers ..................................     (33,470,654)      (19,473,960)
 Death Benefits .................................      (1,865,231)       (2,171,468)
 Contract administration charges ................        (297,618)         (287,496)
 Deferred sales charges .........................        (314,220)         (275,949)
 Annuity benefits ...............................      (2,389,329)       (1,873,395)
                                                    -------------     -------------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........     (11,918,567)       13,044,029
                                                    -------------     -------------
 Total increase (decrease) in net assets ........       3,730,113        54,807,556
Net Assets:
 Beginning of year ..............................     336,187,872       281,380,316
                                                    -------------     -------------
 End of year ....................................   $ 339,917,985     $ 336,187,872
                                                    =============     =============
                                                             International                 Small Capitalization
                                                             Equity Fund+                         Fund+
                                                   ---------------------------------  -------------------------------
                                                         1998              1997            1998             1997
                                                   ----------------  ---------------  --------------  ---------------
Operations:
 Net investment income (loss) ...................   ($     252,490)   $  1,386,098     ($   113,975)   ($    84,438)
 Net realized gains (losses) from
  investment transactions .......................        3,185,505       2,495,757          233,245       1,049,563
 Net change in unrealized appreciation/
  depreciation of investments ...................        9,485,903       2,281,822       (2,387,287)      1,463,910
                                                     -------------    ------------      -----------     -----------
Net increase (decrease) in net assets
 resulting from operations ......................       12,418,918       6,163,677       (2,268,017)      2,429,035
                                                     -------------    ------------      -----------     -----------
Variable Annuity Activities:
 Purchase payments ..............................       10,523,913      15,267,035        7,163,274       9,987,455
 Surrender benefits .............................       (5,911,352)     (5,349,569)      (1,305,281)       (929,941)
 Net Transfers ..................................      (10,270,675)     (6,781,095)      (2,355,711)     (1,369,531)
 Death Benefits .................................         (272,835)       (237,872)         (46,045)       (106,697)
 Contract administration charges ................          (73,241)        (73,305)         (17,860)        (11,878)
 Deferred sales charges .........................          (92,237)        (72,607)         (24,968)         (9,920)
 Annuity benefits ...............................         (309,264)       (274,746)         (51,104)        (27,558)
                                                     -------------    ------------      -----------     -----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........       (6,405,691)      2,477,841        3,362,305       7,531,930
                                                     -------------    ------------      -----------     -----------
 Total increase (decrease) in net assets ........        6,013,227       8,641,518        1,094,288       9,960,965
Net Assets:
 Beginning of year ..............................       75,488,988      66,847,470       17,721,060       7,760,095
                                                     -------------    ------------      -----------     -----------
 End of year ....................................    $  81,502,215    $ 75,488,988      $18,815,348     $17,721,060
                                                     =============    ============      ===========     ===========


                                                              Emerging
                                                            Growth Fund+
                                                   -----------------------------
                                                        1998           1997*
                                                   --------------  -------------
Operations:
 Net investment income (loss) ...................   ($   115,686)   ($  15,096)
 Net realized gains (losses) from
  investment transactions .......................        (18,156)      321,999
 Net change in unrealized appreciation/
  depreciation of investments ...................      2,702,071      (340,083)
                                                     -----------     ---------
Net increase (decrease) in net assets
 resulting from operations ......................      2,568,229       (33,180)
                                                     -----------     ---------
Variable Annuity Activities:
 Purchase payments ..............................      9,803,496     4,773,188
 Surrender benefits .............................       (303,992)      (62,413)
 Net Transfers ..................................     (1,828,444)     (414,030)
 Death Benefits .................................         (8,772)           --
 Contract administration charges ................         (7,172)         (624)
 Deferred sales charges .........................         (6,090)         (787)
 Annuity benefits ...............................        (17,597)       (7,467)
                                                     -----------     ---------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........      7,631,429     4,287,867
                                                     -----------     ---------
 Total increase (decrease) in net assets ........     10,199,658     4,254,687
Net Assets:
 Beginning of year ..............................      4,254,687            --
                                                     -----------     ---------
 End of year ....................................    $14,454,345    $4,254,687
                                                     ===========    ==========

                                                               Balanced                     Limited Maturity
                                                            Portfolio++                    Bond Portfolio++
                                                   --------------------------------  ------------------------------
                                                         1998             1997             1998            1997
                                                   ---------------  ---------------  ---------------  -------------
Operations:
 Net investment income (loss) ...................   $    234,654     $    100,421     $     267,463    $  237,192
 Net realized gains (losses) from
  investment transactions .......................      3,711,455        1,039,436     $       4,432        10,303
 Net change in unrealized appreciation/
  depreciation of investments ...................     (1,522,453)       2,360,126           (90,968)       26,677
                                                    ------------     ------------     -------------    ----------
Net increase (decrease) in net assets
 resulting from operations ......................      2,423,656        3,499,983           180,927       274,172
                                                    ------------     ------------     -------------    ----------
Variable Annuity Activities:
 Purchase payments ..............................      4,708,127        3,659,563         2,811,758     1,780,086
 Surrender benefits .............................     (1,459,064)      (1,445,846)         (579,485)     (685,437)
 Net Transfers ..................................     (2,543,550)      (2,735,929)       (1,594,229)     (891,379)
 Death Benefits .................................        (90,973)        (234,335)          (37,669)      (73,242)
 Contract administration charges ................        (20,547)         (20,492)           (4,237)       (4,089)
 Deferred sales charges .........................        (33,142)         (31,195)           (8,272)       (4,872)
 Annuity benefits ...............................       (145,035)        (132,766)          (58,661)      (36,318)
                                                    ------------     ------------     -------------    ----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........        415,816         (941,000)          529,205        84,749
                                                    ------------     ------------     -------------    ----------
 Total increase (decrease) in net assets ........      2,839,472        2,558,983           710,132       358,921
Net Assets:
 Beginning of year ..............................     22,799,580       20,240,597         5,561,701     5,202,780
                                                    ------------     ------------     -------------    ----------
 End of year ....................................   $ 25,639,052     $ 22,799,580     $   6,271,833    $5,561,701
                                                    ============     ============     =============    ==========

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI
      PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
      I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998 AND
   1997 (CONT'D.)
--------------------------------------------------------------------------------

                                                             Partners                   Capital Appreciation
                                                            Portfolio++                     Portfolio+++
                                                   -----------------------------  --------------------------------
                                                        1998           1997*           1998             1997
                                                   --------------  -------------  --------------  ----------------
Operations:
 Net investment income (loss) ...................   ($   159,944)   ($  28,275)    ($   200,676)   ($     281,031)
 Net realized gains (losses) from
  investment transactions .......................      1,314,554         1,377          890,697          (242,067)
 Net change in unrealized appreciation/
  depreciation of investments ...................     (1,132,139)      262,156       (1,315,911)         (562,269)
                                                     -----------     ---------      -----------     -------------
Net increase (decrease) in net assets
 resulting from operations ......................         22,471       235,258         (625,890)       (1,085,367)
                                                     -----------     ---------      -----------     -------------
Variable Annuity Activities:
 Purchase payments ..............................     16,825,601     8,417,570        1,967,452         4,600,249
 Surrender benefits .............................       (636,970)     (127,161)      (1,284,123)       (2,129,250)
 Net Transfers ..................................     (2,421,858)     (244,197)      (5,680,990)      (10,307,667)
 Death Benefits .................................        (37,624)           --          (24,305)          (42,762)
 Contract administration charges ................        (10,943)         (950)         (20,497)          (29,637)
 Deferred sales charges .........................        (10,334)       (1,745)         (31,644)          (45,296)
 Annuity benefits ...............................        (58,006)      (20,626)         (41,725)          (72,368)
                                                     -----------     ---------      -----------     -------------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........     13,649,866     8,022,891       (5,115,832)       (8,026,731)
                                                     -----------     ---------      -----------     -------------
 Total increase (decrease) in net assets ........     13,672,337     8,258,149       (5,741,722)       (9,112,098)
Net Assets:
 Beginning of year ..............................      8,258,149            --       19,888,040        29,000,138
                                                     -----------     ---------      -----------     -------------
 End of year ....................................    $21,930,486    $8,258,149      $14,146,318     $  19,888,040
                                                     ===========    ==========      ===========     =============



                                                             Equity Income
                                                             Portfolio++++
                                                   ---------------------------------
                                                         1998              1997
                                                   ----------------  ---------------
Operations:
 Net investment income (loss) ...................    ($    19,238)    $     16,502
 Net realized gains (losses) from
  investment transactions .......................       2,808,808        2,991,946
 Net change in unrealized appreciation/
  depreciation of investments ...................       3,216,502        7,434,103
                                                      -----------     ------------
Net increase (decrease) in net assets
 resulting from operations ......................       6,006,072       10,442,551
                                                      -----------     ------------
Variable Annuity Activities:
 Purchase payments ..............................      19,104,376       20,275,870
 Surrender benefits .............................      (4,228,476)      (2,822,385)
 Net Transfers ..................................      (5,399,857)      (3,908,648)
 Death Benefits .................................        (297,915)        (200,039)
 Contract administration charges ................         (55,951)         (40,423)
 Deferred sales charges .........................         (72,716)         (39,449)
 Annuity benefits ...............................        (427,304)        (253,800)
                                                      -----------     ------------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........       8,622,157       13,011,126
                                                      -----------     ------------
 Total increase (decrease) in net assets ........      14,628,229       23,453,677
Net Assets:
 Beginning of year ..............................      57,064,940       33,611,263
                                                      -----------     ------------
 End of year ....................................     $ 71,693,169    $ 57,064,940
                                                      ============    ============

                                                                Growth
                                                             Portfolio++++
                                                   --------------------------------
                                                         1998             1997
                                                   ---------------  ---------------
Operations:
 Net investment income (loss) ...................   ($   599,120)    ($   326,222)
 Net realized gains (losses) from
  investment transactions .......................      7,095,378        1,202,712
 Net change in unrealized appreciation/
  depreciation of investments ...................     15,492,226        8,116,417
                                                     -----------      -----------
Net increase (decrease) in net assets
 resulting from operations ......................     21,988,484        8,992,907
                                                     -----------      -----------
Variable Annuity Activities:
 Purchase payments ..............................     23,254,838       18,702,331
 Surrender benefits .............................     (4,004,288)      (3,085,102)
 Net Transfers ..................................     (6,920,426)      (6,992,841)
 Death Benefits .................................       (261,573)        (147,166)
 Contract administration charges ................        (71,268)         (55,184)
 Deferred sales charges .........................        (99,279)         (74,954)
 Annuity benefits ...............................       (245,272)        (125,244)
                                                     -----------      -----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........     11,652,732        8,221,840
                                                     -----------      -----------
 Total increase (decrease) in net assets ........     33,641,216       17,214,747
Net Assets:
 Beginning of year ..............................     53,902,234       36,687,487
                                                     -----------      -----------
 End of year ....................................    $ 87,543,450    $ 53,902,234
                                                     ============    ============



                                                             Asset Manager                       Index 500
                                                             Portfolio++++                     Portfolio ++++
                                                   ---------------------------------  -------------------------------
                                                         1998              1997             1998            1997*
                                                   ----------------  ---------------  ---------------  --------------
Operations:
 Net investment income (loss) ...................    $    143,729      $    97,473     ($   162,002)    ($   34,323)
 Net realized gains (losses) from
  investment transactions .......................         835,643          459,956          281,956           1,410
 Net change in unrealized appreciation/
  depreciation of investments ...................         416,857          625,879        5,006,490         465,450
                                                     ------------      -----------      -----------      ----------
Net increase (decrease) in net assets
 resulting from operations ......................       1,396,229        1,183,308        5,126,444         432,537
                                                     ------------      -----------      -----------      ----------
Variable Annuity Activities:
 Purchase payments ..............................       5,224,201        3,737,528       26,942,238       8,905,076
 Surrender benefits .............................        (557,255)        (467,149)        (918,820)       (159,993)
 Net Transfers ..................................        (891,784)        (528,705)      (3,321,795)       (611,399)
 Death Benefits .................................         (46,723)         (19,521)         (68,425)             --
 Contract administration charges ................         (10,316)          (7,431)         (16,392)         (1,585)
 Deferred sales charges .........................         (13,295)         (10,039)         (14,007)         (1,208)
 Annuity benefits ...............................         (92,217)         (36,991)         (59,823)         (6,133)
                                                     ------------      -----------      -----------      ----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........       3,612,611        2,667,692       22,542,976       8,124,758
                                                     ------------      -----------      -----------      ----------
 Total increase (decrease) in net assets ........       5,008,840        3,851,000       27,669,420       8,557,295
Net Assets:
 Beginning of year ..............................       8,688,804        4,837,804        8,557,295              --
                                                     ------------      -----------      -----------      ----------
 End of year ....................................    $ 13,697,644      $ 8,688,804      $ 36,226,715     $ 8,557,295
                                                     ============      ===========      ============     ===========

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI
      PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
      I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998 AND
   1997 (CONT'D.)
--------------------------------------------------------------------------------

                                                            Emerging Markets
                                                             Portfolio+++++
                                                    --------------------------------
                                                         1998             1997*
                                                    --------------   ---------------
Operations:
 Net investment income (loss) ...................    ($   15,078)      $     4,313
 Net realized gains (losses) from
  investment transactions .......................         (5,906)           65,286
 Net change in unrealized appreciation/
  depreciation of investments ...................       (739,423)         (539,658)
                                                      ----------       -----------
Net increase (decrease) in net assets
 resulting from operations ......................       (760,407)         (470,059)
                                                      ----------       -----------
Variable Annuity Activities:
 Purchase payments ..............................      1,809,338         2,905,319
 Surrender benefits .............................        (68,993)          (16,202)
 Net Transfers ..................................       (465,249)         (191,079)
 Death Benefits .................................            (20)               --
 Contract administration charges ................         (2,619)             (541)
 Deferred sales charges .........................         (1,973)             (353)
 Annuity benefits ...............................         (4,738)           (1,383)
                                                      ----------       -----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........      1,265,746         2,695,761
                                                      ----------       -----------
 Total increase (decrease) in net assets ........        505,339         2,225,702
Net Assets:
 Beginning of year ..............................      2,225,702                --
                                                      ----------       -----------
 End of year ....................................     $ 2,731,041      $ 2,225,702
                                                      ===========      ===========

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI
      PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
      I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------

Notes to Financial Statements

December 31, 1998

Note 1. Significant Accounting Policies

     The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

     GENERAL -- Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1998 and the reported amounts from operations and annuity activities during 1998 and 1997. Actual results could differ from those estimates. Certain 1997 amounts have been reclassified to conform with 1998 presentation. As of January 1, 1999, Commander and Pennant Select variable annuity contracts became available. These additions represent no risk to the accompanying financial statements.

     INVESTMENTS -- Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

     FEDERAL INCOME TAXES -- Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

     DIVERSIFICATION REQUIREMENTS -- Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Note 2. Purchases and Sales of Investments

     The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1998:


                                                  Purchases          Sales
                                               --------------   --------------
Money Market Fund ..........................    $ 30,432,569     $ 23,045,084
Quality Bond Fund ..........................      10,882,705        5,085,192
High Yield Bond Fund .......................      11,023,018        6,468,898
Growth Equity Fund .........................      27,266,027       13,409,715
Value Equity Fund ..........................      32,277,856       18,324,692
Flexibly Managed Fund ......................      60,707,211       32,903,505
International Equity Fund ..................       6,429,367       10,517,433
Small Capitalization Fund ..................       5,352,813        1,798,157
Emerging Growth Fund .......................       8,570,511        1,047,959
Limited Maturity Bond Portfolio ............       2,621,373        1,824,894
Balanced Portfolio .........................       7,473,949        3,064,907
Partners Portfolio .........................      16,217,272        1,388,054
Capital Appreciation Portfolio .............       1,398,973        5,819,404
Equity Income Portfolio ....................      16,047,593        4,523,656
Growth Portfolio ...........................      23,369,223        5,071,622
Asset Manager Portfolio ....................       5,401,429          792,639
Index 500 Portfolio ........................      23,991,511        1,311,578
Emerging Markets Equity Portfolio ..........       1,579,778          328,561
                                                ------------     ------------
Total ......................................    $291,043,178     $136,725,950
                                                ============     ============

Note 3. Contract Charges

     Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

     If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

Note 4. Unit Values

     As of December 31, 1998, the accumulation units and accumulation unit values are as follows:

                                                 Accumulation     Accumulation
                                                     Units         Unit Value
                                                --------------   -------------
Diversifier II Variable Annuity Contract
Money Market Fund ...........................      1,449,199        $ 20.27
Quality Bond Fund ...........................      1,665,664        $ 22.04
High Yield Bond Fund ........................      1,308,094        $ 34.64
Growth Equity Fund -- Qualified .............      1,752,036        $ 67.51
Growth Equity Fund -- Non-Qualified .........        626,895        $ 66.96
Value Equity Fund ...........................      5,273,048        $ 41.17
Flexibly Managed Fund .......................      5,766,014        $ 58.95
International Equity Fund ...................      3,822,847        $ 21.32
Small Capitalization Fund ...................      1,306,650        $ 14.40
Emerging Growth Fund ........................        781,196        $ 18.50
Limited Maturity Bond Portfolio .............        509,381        $ 12.31
Balanced Portfolio ..........................      1,488,257        $ 17.23
Partners Portfolio ..........................      1,716,964        $ 12.77
Capital Appreciation Portfolio ..............      1,153,673        $ 12.26
Equity Income Portfolio .....................      3,820,796        $ 18.76
Growth Portfolio ............................      3,722,268        $ 23.52
Asset Manager Portfolio .....................        801,557        $ 17.09
Index 500 Portfolio .........................      2,350,293        $ 15.41
Emerging Markets Equity Portfolio ...........        406,394        $  6.72

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the Company for the year ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended, in conformity with generally accepted accounting principles.


                                            /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
January 29, 1999

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                         1998            1997
-------------------------------------------------------------------   -------------   -------------
(in thousands)
ASSETS
Debt securities, at fair value ....................................    $ 5,500,924     $5,427,652
Equity securities, at fair value ..................................          4,161         12,502
Mortgage loans on real estate .....................................         38,828         52,996
Real estate, net of accumulated depreciation ......................         15,791         22,358
Policy loans ......................................................        638,376        642,989
Short-term investments ............................................          1,024         43,470
Other invested assets .............................................         98,571         88,928
                                                                       -----------     ----------
 TOTAL INVESTMENTS ................................................      6,297,675      6,290,895
Cash and cash equivalents .........................................         24,468         37,064
Investment income due and accrued .................................        104,208        103,072
Deferred acquisition costs ........................................        399,742        384,542
Amounts recoverable from reinsurers ...............................         69,583         63,211
Broker/dealer receivables .........................................        793,522        526,797
Other assets ......................................................         94,179         92,203
Separate account assets ...........................................      2,302,937      1,869,094
                                                                       -----------     ----------
 TOTAL ASSETS .....................................................    $10,086,314     $9,366,878
                                                                       ===========     ==========
LIABILITIES
Reserves for payment of future policy benefits ....................    $ 2,761,319     $2,770,015
Other policyholder funds ..........................................      2,835,081      2,973,434
Policyholders' dividends payable ..................................         30,532         35,273
Broker/dealer payables ............................................        488,783        333,104
Accrued income tax payable:
 Current ..........................................................         34,853         17,476
 Deferred .........................................................        107,781         75,096
Other liabilities .................................................        383,744        283,666
Separate account liabilities ......................................      2,302,937      1,869,094
                                                                       -----------     ----------
 TOTAL LIABILITIES ................................................      8,945,030      8,357,158
                                                                       -----------     ----------
EQUITY
Retained earnings .................................................        944,145        857,711
Accumulated other comprehensive income - unrealized gains .........        197,139        152,009
                                                                       -----------     ----------
 TOTAL EQUITY .....................................................      1,141,284      1,009,720
                                                                       -----------     ----------
  TOTAL LIABILITIES AND EQUITY ....................................    $10,086,314     $9,366,878
                                                                       ===========     ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED INCOME STATEMENTS




FOR THE YEARS ENDED DECEMBER 31,                                             1998            1997            1996
---------------------------------------------------------------------   -------------   -------------   -------------
(in thousands)
REVENUES
Premium and annuity considerations ..................................    $  171,354      $  195,220      $  199,821
Policy fee income ...................................................       114,681         102,398          89,349
Net investment income ...............................................       444,697         460,206         475,315
Net realized capital gains/(losses) .................................         3,912           9,655         (10,078)
Broker/dealer fees and commissions ..................................       331,285         290,005         241,068
Other income ........................................................        16,491          11,851          11,544
                                                                         ----------      ----------      ----------
 TOTAL REVENUE ......................................................     1,082,420       1,069,335       1,007,019
                                                                         ----------      ----------      ----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries ....................       455,036         480,234         462,412
Policyholder dividends ..............................................        61,369          67,412          67,596
Increase/(decrease) in liability for future policy benefits .........       (12,356)        (11,972)         42,652
General expenses ....................................................       211,770         202,731         178,554
Broker/dealer sales expense .........................................       180,255         160,730         132,724
Amortization of deferred acquisition costs ..........................        42,223          43,223          46,137
                                                                         ----------      ----------      ----------
 TOTAL BENEFITS AND EXPENSES ........................................       938,297         942,358         930,075
                                                                         ----------      ----------      ----------
Income Before Income Taxes ..........................................       144,123         126,977          76,944
                                                                         ----------      ----------      ----------
Income taxes:
 Current ............................................................        49,509          50,061          37,944
 Deferred ...........................................................         8,180           3,851          (9,919)
                                                                         ----------      ----------      ----------
  NET INCOME ........................................................    $   86,434      $   73,065      $   48,919
                                                                         ==========      ==========      ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY




                                                                       OTHER
                                                                   COMPREHENSIVE     RETAINED        TOTAL
FOR THE YEARS ENDED DECEMBER 31,                                       INCOME        EARNINGS        EQUITY
---------------------------------------------------------------   ---------------   ----------   -------------
(in thousands)
BALANCE AT JANUARY 1, 1996 ....................................      $ 158,941       $735,727     $  894,668
Comprehensive Income
 Net income for 1996 ..........................................             --         48,919         48,919
 Other comprehensive loss, net of tax .........................
 Unrealized depreciation of securities, net of reclassification
   adjustment .................................................        (73,211)            --        (73,211)
                                                                                                  ----------
Comprehensive Loss ............................................                                      (24,292)
                                                                     ---------       --------     ----------
BALANCE AT DECEMBER 31, 1996 ..................................         85,730        784,646        870,376
Comprehensive Income
 Net income for 1997 ..........................................             --         73,065         73,065
 Other comprehensive income, net of tax .......................
 Unrealized appreciation of securities, net of reclassification
   adjustment .................................................         66,279             --         66,279
                                                                                                  ----------
Comprehensive Income ..........................................                                      139,344
                                                                     ---------       --------     ----------
BALANCE AT DECEMBER 31, 1997 ..................................        152,009        857,711      1,009,720
Comprehensive Income
 Net income for 1998 ..........................................             --         86,434         86,434
 Other comprehensive income, net of tax .......................
 Unrealized appreciation of securities, net of reclassification
   adjustment .................................................         45,130             --         45,130
                                                                                                  ----------
Comprehensive Income ..........................................                                      131,564
                                                                     ---------       --------     ----------
BALANCE AT DECEMBER 31, 1998 ..................................      $ 197,139       $944,145     $1,141,284
                                                                     =========       ========     ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------

THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS




FOR THE YEARS ENDED DECEMBER 31,                                                   1998              1997              1996
--------------------------------------------------------------------------   ---------------   ---------------   ---------------
(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income ...............................................................    $     86,434      $     73,065      $     48,919
Adjustments to reconcile net income to net cash provided by operations:
   Capitalization of policy acquisition costs ............................         (72,356)          (64,427)          (60,234)
   Amortization of deferred acquisition costs ............................          42,223            43,223            46,137
   Policy fees on universal life and investment contracts ................        (120,315)         (104,342)          (89,349)
   Interest credited on universal life and investment contracts ..........         146,081           160,417           171,051
   Depreciation and amortization .........................................           4,750            18,682            11,613
   Premiums due and other receivables ....................................          (1,293)           (7,291)             (105)
   Realized capital (gains)/losses .......................................          (3,912)           (9,655)           10,078
   (Increase)/decrease in accrued investment income ......................          (1,136)               60             6,474
   (Increase)/decrease in amounts due from reinsurers ....................          (6,372)           (4,329)          (14,200)
   Increase/(decrease) in future policy benefit reserves .................          (8,696)          (13,358)           58,697
   Increase/(decrease) in income tax payable .............................          25,622            (4,526)            7,798
   Other, net ............................................................           3,805            (6,693)           39,625
                                                                              ------------      ------------      ------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES ...........................          94,835            80,826           236,504
                                                                              ------------      ------------      ------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
   Debt securities available for sale ....................................       1,837,209         1,235,274           927,905
   Equity securities .....................................................          35,496            20,374            25,413
   Real estate ...........................................................           9,937            87,875            40,209
   Other .................................................................          18,074            14,355            15,284
Maturity and other principal repayments:
   Debt securities available for sale ....................................         496,283           472,474           278,290
   Mortgage loans ........................................................           2,357            61,813           156,643
Cost of investments acquired:
   Debt securities available for sale ....................................      (2,315,067)       (1,772,007)       (1,427,048)
   Equity securities .....................................................         (26,390)          (15,268)          (11,752)
   Mortgage loans ........................................................              --                --           (36,155)
   Real estate ...........................................................            (293)          (15,600)           (8,542)
   Other .................................................................         (17,917)          (15,503)           (8,789)
Change in policy loans, net ..............................................           4,613            13,084             1,234
(Increase)/decrease in short-term investments, net .......................          42,446            (5,955)           51,290
Purchases of furniture and equipment, net ................................          (9,446)           (4,116)           (6,449)
                                                                              ------------      ------------      ------------
     NET CASH (USED)/PROVIDED BY INVESTING
      ACTIVITIES .........................................................          77,302            76,800            (2,467)
                                                                              ------------      ------------      ------------


                                  -continued-

               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS, CONTINUED




FOR THE YEARS ENDED DECEMBER 31,                                         1998           1997           1996
------------------------------------------------------------------   ------------   ------------   ------------
(in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment contracts .............    $  589,070     $  653,233     $  625,816
Withdrawals from universal life and investment contracts .........      (605,821)      (552,311)      (567,697)
Transfers to separate accounts ...................................      (147,708)      (236,008)      (269,735)
Issuance/(repayment) of debt .....................................        90,772         24,842        (18,424)
(Increase)/decrease in net broker dealer receivables .............      (111,046)       (47,632)           296
                                                                      ----------     ----------     ----------
    NET CASH USED BY FINANCING ACTIVITIES ........................      (184,733)      (157,876)      (229,744)
                                                                      ----------     ----------     ----------
    NET DECREASE IN CASH AND CASH EQUIVALENTS ....................       (12,596)          (250)         4,293
CASH AND CASH EQUIVALENTS ........................................
   Beginning of the year .........................................        37,064         37,314         33,021
                                                                      ----------     ----------     ----------
   End of the year ...............................................    $   24,468     $   37,064     $   37,314
                                                                      ==========     ==========     ==========

               The accompanying notes are an intergal part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(IN THOUSANDS OF DOLLARS)
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

     The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia. The Company is pursuing the sale of its disability income line of business. This business had total assets of $226,672 as of December 31, 1998 and premium and annuity considerations of $16,739 for the year then ended.

     The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS

     As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

     During 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which revised disclosures about pension and other postretirement benefit plans. As SFAS No. 132 does not change the measurement or recognition of these plans, its adoption had no impact on the Company's financial condition or results of operations.

     In June 1998, The FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earning. SFAS No. 133 is effective for fiscal years beginning after June 15, 1999. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

INVESTMENTS

     Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all securities.

     Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

     The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(IN THOUSANDS OF DOLLARS)

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

     Policy loans are carried at the unpaid principal balances.

     Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

     Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

     Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

     The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS

     Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $49,816 and $44,329 at December 31, 1998 and 1997, respectively. Related depreciation and amortization expense was $8,586, $8,183 and $7,510 for the years ended December 31, 1998, 1997 and 1996, respectively.

     Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill amounted to $16,126 and $16,932 at December 31, 1998 and 1997, respectively. Goodwill amortization was $806, $808 and $909 for 1998, 1997 and 1996, respectively.

DEFERRED ACQUISITION COSTS

     Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(IN THOUSANDS OF DOLLARS)

     Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

     Participating Traditional Life and Life Contingent Annuity Products

     Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

     Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

     Universal Life Products and Other Annuity Products

     Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

     Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

     Policyholders' Dividends

     The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1998, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 89%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1998.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

BROKER/DEALER REVENUE RECOGNITION

     Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

     Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

2. INVESTMENTS:

DEBT SECURITIES

     The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $3,056 and $1,208 as of December 31, 1998 and 1997, respectively.

                                                                                December 31, 1998
                                                          -------------------------------------------------------------
                                                                               Gross          Gross         Estimated
                                                             Amortized      Unrealized     Unrealized         Fair
                                                               Cost            Gains         Losses           Value
                                                          --------------   ------------   ------------   --------------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $    13,109      $   1,271        $    --      $    14,380
States and political subdivisions .....................         12,094          2,216             --           14,310
Foreign governments ...................................         24,920          3,323             --           28,243
Corporate securities ..................................      3,058,066        299,489          4,956        3,352,599
Mortgage and other asset-backed securities ............      2,006,891         86,271          4,399        2,088,763
                                                           -----------      ---------        -------      -----------
Total bonds ...........................................      5,115,080        392,570          9,355        5,498,295
Redeemable preferred stocks ...........................          2,696             --             67            2,629
                                                           -----------      ---------        -------      -----------
   TOTAL ..............................................    $ 5,117,776      $ 392,570        $ 9,422      $ 5,500,924
                                                           ===========      =========        =======      ===========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

                                                                                December 31, 1997
                                                          -------------------------------------------------------------
                                                                               Gross          Gross         Estimated
                                                             Amortized      Unrealized     Unrealized         Fair
                                                               Cost            Gains         Losses           Value
                                                          --------------   ------------   ------------   --------------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $   107,539      $   6,302        $    --      $   113,841
States and political subdivisions .....................         12,085            569             --           12,654
Foreign governments ...................................         20,397          3,049             --           23,446
Corporate securities ..................................      2,854,234        218,145          6,748        3,065,631
Mortgage and other asset-backed securities ............      2,133,758         76,160            757        2,209,161
                                                           -----------      ---------        -------      -----------
Total bonds ...........................................      5,128,013        304,225          7,505        5,424,733
Redeemable preferred stocks ...........................          3,085             --            166            2,919
                                                           -----------      ---------        -------      -----------
   TOTAL ..............................................    $ 5,131,098      $ 304,225        $ 7,671      $ 5,427,652
                                                           ===========      =========        =======      ===========

     The following tables summarize the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1998 by contractual maturity.

                                                          Amortized        Estimated
                                                            Cost          Fair Value
                                                       --------------   --------------
Years to Maturity:
One or less ........................................    $   279,580      $   294,068
After one through five .............................        357,684          369,099
After five through ten .............................        566,864          631,968
After ten ..........................................      1,904,061        2,114,397
Mortgage and other asset-backed securities .........      2,006,891        2,088,763
                                                        -----------      -----------
  Total bonds ......................................      5,115,080        5,498,295
Redeemable preferred stocks ........................          2,696            2,629
                                                        -----------      -----------
  TOTAL ............................................    $ 5,117,776      $ 5,500,924
                                                        ===========      ===========

     Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.1 years.

     At December 31, 1998, the Company held $2,088,763 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,865,556 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $223,207. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,512,963 are rated AAA and include $20,394 of interest-only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

     At December 31, 1998, the largest industry concentration of the Company's portfolio was investments in the finance industry of $624,768 representing 11% of the total debt portfolio.

     Proceeds during 1998, 1997 and 1996 from sales of available-for-sale securities were $1,931,269, $1,353,112 and $927,905, respectively. Gross gains and gross losses realized on those sales were $37,324 and $35,257, respectively, during 1998, $21,799 and $8,990, respectively, during 1997 and $15,932 and $6,899, respectively, during 1996.

     The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1998 and 1997, debt securities with amortized cost totaling $192,724 and $198,943, respectively, were less than investment grade. At December 31, 1998 the Company held securities with a carrying value of $9,170 which are to be restructured pursuant to commenced negotiations. At December 31 1997, the Company did not hold any securities which were either in default as to principal and/or interest payments, were to be restructured pursuant to commenced negotiations or were in situations where the borrowers went into bankruptcy subsequent to acquisition. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1998 and 1997.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

EQUITY SECURITIES

     During 1998, 1997 and 1996, the proceeds from sales of equity securities amounted to $18,487, $20,374 and $25,413, respectively. The gross gains and gross losses realized on those sales were $3,095 and $239, $975 and $239 and $1,369 and $247 for 1998, 1997 and 1996, respectively.

MORTGAGE LOANS

     On August 29, 1996, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $781,564 and a book value of $780,942, the loans were written down to a fair market value of $755,559, and the related reserve of $25,285 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $781,564. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $98 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust.

     The Company retained the highest quality classes of certificates with a par value of $715,126 and a fair market value of $734,326 at the time of the securitization. As of December 31, 1998, the par value and fair value of these securities were $460,753 and $475,699, respectively. As of December 31, 1997, the par value and fair value of these securities were $570,130 and $597,248, respectively. The Company sold the lowest rated classes of certificates with a par value of $66,438 and a fair market value of $24,838.

     The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $171,555 with a related reserve of $21,907 and an estimated fair value of $153,405 on the date of the securitization. Loans which the Company intended to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $99,817 and an estimated net realizable value of $81,310 at the time of the securitization. The writedown of $18,507 was fully offset by a release in mortgage loss reserve. As of December 31, 1998 and 1997, the Company held $0 and $12,368 of these loans, respectively. The Company intended to hold mortgage loans with a book value of $71,738 on the date of the securitization through their remaining terms. As of December 31, 1998 and 1997, the Company continued to hold $42,628 and $44,428 of these mortgages, respectively. The Company discontinued the origination of commercial mortgage loans in 1996.

     The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.


                                    1998           1997
                                ------------   -----------
Property Type
Office buildings ............     $  9,204      $ 20,012
Retail ......................        5,553         7,862
Dwellings ...................       24,741        25,237
Other .......................        3,130         3,685
Valuation allowance .........       (3,800)       (3,800)
                                  --------      --------
  TOTAL .....................     $ 38,828      $ 52,996
                                  ========      ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


                                   1998         1997
                                ----------   ----------
Geographic Concentration
Northeast ...................    $ 10,273     $ 23,313
Midwest .....................       5,728        5,922
South .......................      12,075       12,502
West ........................      14,552       15,059
Valuation allowance .........      (3,800)      (3,800)
                                 --------     --------
  TOTAL .....................    $ 38,828     $ 52,996
                                 ========     ========

     The following table presents changes in the mortgage loan valuation allowance for the years presented:


                                         1998         1997
                                      ----------   ----------
Balance at January 1 ..............    $ 3,800      $ 3,400
Provision .........................         --          400
Charge-offs .......................         --           --
                                       -------      -------
  BALANCE AT DECEMBER 31 ..........    $ 3,800      $ 3,800
                                       =======      =======

     As of December 31, 1998 and 1997, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

     During 1998 and 1997, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1998 and 1997, the mortgage loan portfolio included $2,555 and $2,834, respectively, of restructured mortgage loans. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $258 and $298 in 1998 and 1997, respectively. Gross interest income from these loans included in net investment income totaled $236 and $262 in 1998 and 1997, respectively.

     At December 31, 1998, no loans were considered to be impaired. At December 31, 1997, the recorded investment in loans that were considered to be impaired was $12,368 that, as a result of writedowns, did not have a valuation allowance. The average recorded investment in impaired loans during the year ended December 31, 1998 and 1997 was approximately $6,184 and $38,096, respectively. During 1998 and 1997, $163 and $1,454 was received, respectively, on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

REAL ESTATE

     The following table summarizes the carrying value of the Company's real estate holdings at December 31.


                                           1998          1997
                                       -----------   -----------
Investment .........................    $ 19,111      $ 19,999
Properties held for sale ...........       1,914         7,828
Less: Valuation allowance ..........      (5,234)       (5,469)
                                        --------      --------
  TOTAL ............................    $ 15,791      $ 22,358
                                        ========      ========

     At December 31, 1998 and 1997, accumulated depreciation on real estate amounted to $6,218 and $6,498, respectively. Depreciation expense on real estate totaled $1,071, $5,709 and $6,488 for the years ended December 31, 1998, 1997 and 1996, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093. During 1996, the Company wrote down the statement value of this property by $16,000 to its estimated fair value, based on changes in future valuation assumptions.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

OTHER

     Investments on deposit with regulatory authorities as required by law were $7,104 and $7,106 at December 31, 1998 and 1997, respectively.

     As of December 31, 1998 and 1997, the Company's investments included $475,699 and $597,248, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 42% and 59% of equity at December 31, 1998 and 1997, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

     The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                            1998           1997           1996
                                        ------------   ------------   ------------
Debt securities .....................    $ 395,628      $ 390,852      $ 356,669
Equity securities ...................          206          1,371          1,313
Mortgages ...........................        4,268         12,098         62,454
Real estate .........................        2,903         17,519         24,143
Policy loans ........................       39,760         40,921         40,580
Short-term investments ..............        2,029          2,426          6,052
Other invested assets ...............       11,330         21,268         14,665
Cash and cash equivalents ...........            3              2             44
                                         ---------      ---------      ---------
Gross investment income .............      456,127        486,457        505,920
 Less: Investment expenses ..........       11,430         26,251         30,605
                                         ---------      ---------      ---------
Investment income, net ..............    $ 444,697      $ 460,206      $ 475,315
                                         =========      =========      =========

     The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $235, $3,154 and $44,164 in 1998, 1997 and 1996, respectively.

                                                            1998          1997           1996
                                                        -----------   -----------   --------------
Debt securities .....................................    $    110      $ 12,991       $   10,412
Equity securities ...................................       2,856           417            1,122
Mortgage loans ......................................         210           280           (2,821)
Real estate .........................................       4,148          (684)         (22,356)
Other ...............................................      (2,109)         (811)           3,565
Amortization of deferred acquisition costs ..........      (1,303)       (2,538)              --
                                                         --------      --------       ----------
Realized gains/(losses) .............................    $  3,912      $  9,655       $  (10,078)
                                                         ========      ========       ==========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                        1998          1997             1996
                                                    -----------   ------------   ---------------
Unrealized gains/(losses):
 Debt securities ................................    $  86,594     $ 160,850       $  (149,259)
 Equity securities ..............................       (2,092)          408              (582)
 Other ..........................................       (2,091)      (14,581)           (1,545)
                                                     ---------     ---------       -----------
                                                        82,411       146,677          (151,386)
                                                     ---------     ---------       -----------
Less:
 Deferred policy acquisition costs ..............      (12,841)      (45,043)           38,324
 Deferred income taxes ..........................      (24,440)      (35,355)           39,851
                                                     ---------     ---------       -----------
Net change in unrealized gains/(losses) .........    $  45,130     $  66,279       $   (73,211)
                                                     =========     =========       ===========

     The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:


                                                                             1998          1997           1996
                                                                         -----------   -----------   --------------
Reclassification Adjustments
Unrealized holding gains/(losses) arising during period ..............    $ 53,576      $ 71,797       $  (57,160)
Reclassification adjustment for gains included in net income .........       8,446         5,518           16,051
                                                                          --------      --------       ----------
Unrealized gains/(losses) on investments, net of
 reclassification adjustment .........................................    $ 45,130      $ 66,279       $  (73,211)
                                                                          ========      ========       ==========

     Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense of $7,679, $4,519 and $13,350, respectively, and $5,815, $2,875 and $8,740, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

4. FAIR VALUE INFORMATION:

     The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1998 and 1997.


                                                            1998                              1997
                                               -------------------------------   -------------------------------
                                                  Carrying           Fair           Carrying           Fair
                                                    Value            Value            Value            Value
                                               --------------   --------------   --------------   --------------
FINANCIAL ASSETS:
 Debt securities
   Available for sale ......................    $ 5,500,924      $ 5,500,924      $ 5,427,652      $ 5,427,652
 Equity securities
   Common stock ............................            158              158            3,051            3,051
 Non-redeemable preferred stocks ...........          4,003            4,003            9,451            9,451
 Mortgage loans ............................         38,828           42,678           52,996           57,224
 Policy loans ..............................        638,376          605,144          642,989          606,681
 Cash and cash equivalents .................         24,468           24,468           37,064           37,064
 Short-term investments ....................          1,024            1,024           43,470           43,470
 Separate account assets ...................      2,302,937        2,302,937        1,869,094        1,869,094
 Other invested assets .....................         98,571           98,571           88,928           88,928
FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities ....................    $ 1,108,274      $ 1,143,373      $ 1,225,192      $ 1,260,639
   Guaranteed investment contracts .........         39,571           40,556           59,809           61,456
   Other group annuities ...................        113,974          115,422          147,061          148,257
   Other policyholder funds ................      1,573,262        1,573,262        1,541,372        1,541,372
                                                -----------      -----------      -----------      -----------
 Total policyholder funds ..................      2,835,081        2,866,627        2,973,434        3,011,724
 Policyholders' dividends payable ..........         30,532           30,532           35,273           35,273
 Separate account liabilities ..............      2,302,937        2,302,937        1,869,094        1,869,094


     The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

     The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities approximates their fair value due to the nature of the contracts. The statement values of other policyholder funds, policyholders' dividends payable and separate account liabilities approximate their fair values.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

     The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

     To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1998 and 1997, the Company had interest rate swaps with aggregate notional amounts equal to $95,000 and $105,000, respectively, with average unexpired terms of 8 and 19 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $2,248 and $0, respectively, at December 31, 1998 and $5,164 and $0, respectively, at December 31, 1997. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

     In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $38,144 and $155,356 as of December 31, 1998 and 1997, respectively.

5. INCOME TAXES:

     The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:


                                                  1998          1997
                                              -----------   -----------
DEFERRED TAX ASSETS
 Future policy benefits ...................    $  92,909     $ 88,172
 Dividend award ...........................       10,255       11,970
 Allowances for investment losses .........        4,232        3,667
 Employee benefit liabilities .............       29,762       27,979
 Other ....................................       18,677       24,728
                                               ---------     --------
   Total deferred tax asset ...............      155,835      156,516
                                               ---------     --------
DEFERRED TAX LIABILITIES
 Deferred acquisition costs ...............      135,248      127,495
 Unrealized investment gains ..............      105,993       81,553
 Other ....................................       22,375       22,564
                                               ---------     --------
   Total deferred tax liability ...........      263,616      231,612
                                               ---------     --------
NET DEFERRED TAX LIABILITY ................    $ 107,781     $ 75,096
                                               =========     ========

     The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                          1998          1997          1996
                                                      -----------   -----------   -----------
Tax expense at 35% ................................    $ 50,443      $ 44,442      $ 26,930
Increase/(decrease) in income taxes resulting from:
 Differential earnings amount .....................       2,681         6,942           500
 Other ............................................       4,565         2,528           595
                                                       --------      --------      --------
Federal income tax expense/(benefit) ..............    $ 57,689      $ 53,912      $ 28,025
                                                       ========      ========      ========

     As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

     The Internal Revenue Service has examined the Company's income tax returns through the year 1994. Management believes that an adequate provision has been made for potential assessments.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

6. BENEFIT PLANS:

     The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans:

     As of December 31,


                                                             Pension Benefits                   Other Benefits
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Benefit obligation ................................     $  (90,428)      $  (84,051)      $  (26,439)      $  (31,413)
Fair value of plan assets .........................         53,349           42,783               --               --
                                                        ----------       ----------       ----------       ----------
Funded Status .....................................     $  (37,079)      $  (41,268)      $  (26,439)      $  (31,413)
                                                        ==========       ==========       ==========       ==========
Accrued benefit cost recognized in the consolidated
 balance sheet ....................................     $  (22,530)      $  (23,527)      $  (44,558)      $  (45,143)

     The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:


                                              Pension Benefits           Other Benefits
                                           -----------------------   -----------------------
                                              1998         1997         1998         1997
                                           ----------   ----------   ----------   ----------
Discount rate ..........................   6.75%        7.00%            6.75%        7.00%
Expected return on plan assets .........   8.00%        8.00%              --           --
Rate of compensation increase ..........   5.50%        5.50%            5.00%        5.50%

     At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% in 1999, grading to 5% in the year 2004. At December 31, 1997, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1998, grading to 5.0% in the year 2004. The assumed health care cost trend rate used at December 31, 1996 in measuring the accumulated postretirement benefit obligation was 8.5% in 1997, grading to 5.0% in the year 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

     The contributions made and the benefits paid from the plan were:


                                                    Pension Benefits          Other Benefits
                                                 -----------------------   ---------------------
                                                    1998         1997        1998        1997
                                                 ----------   ----------   --------   ----------
Benefit cost recognized in consolidated income
 statement ...................................    $ 5,692      $ 5,917      $  831     $ 1,515
Employer contribution ........................      6,687        3,006       1,415       2,191
Plan participants' contribution ..............         --           --          --          --
Benefits paid ................................      3,229        3,085       1,415       2,191

     The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1998, 1997 and 1996, the expense recognized for these plans was $9,526, $8,345 and $6,092, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1998 and 1997 was $260,706 and $229,378, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

7. REINSURANCE:

     The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.


                                                         Assumed        Ceded to
                                          Gross        from Other        Other             Net
                                         Amount         Companies      Companies         Amount
                                     --------------   ------------   -------------   --------------
DECEMBER 31, 1998:
 Life Insurance in Force .........    $32,066,821      $5,115,520     $5,954,701      $31,227,640
 Premiums ........................        166,708          10,586          5,940          171,354
 Benefits ........................        457,239          15,710         17,913          455,036
 Reserves ........................      5,594,712           1,688         62,198        5,534,202
DECEMBER 31, 1997:
 Life Insurance in Force .........    $31,027,764      $5,217,856     $4,620,599      $31,625,021
 Premiums ........................        190,754          11,189          6,723          195,220
 Benefits ........................        492,857          14,293         26,916          480,234
 Reserves ........................      5,741,456           1,993         59,322        5,684,127


     During 1996, the Company had gross premiums of $196,897, assumed premiums of $12,745 and ceded premiums of $9,821 and gross benefits of $293,270, assumed benefits of $16,466 and ceded benefits of $16,808. Reinsurance receivables with a carrying value of $55,119 and $50,617 were associated with a single reinsurer at December 31, 1998 and 1997, respectively.

8. COMMITMENTS AND CONTINGENCIES:

     The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

     The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1998, the Company had outstanding commitments totaling $19,413 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY INFORMATION:

     State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

     The combined insurance companies' statutory capital and surplus at December 31, 1998 and 1997 was $495,212 and $435,861, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1998, 1997 and 1996, was $83,676 $63,613 and $25,905, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

10. YEAR 2000 (Unaudited):

     The services provided by the Company depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated earlier in this century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. Failure of computer systems could affect pricing, account services, and the handling of investment transactions, among other things. The Company began preparing for the Year 2000 actively in 1996. The effort involves assessing all computers, computer programs and related equipment, making necessary changes and ensuring that all systems process dates correctly. The Company believes that it has designed and implemented an efficient process for identifying what needs to be changed and is working to correct and test systems that research shows will be affected by dates in the Year 2000 and beyond. The Company expects its computer systems to be Year 2000 compliant.

     The Company has relationships with vendors and other service providers that are not affiliated with the Company. As part of its plan, the Company is contacting vendors and service providers to obtain assurances that such service providers have taken appropriate measures to address the Year 2000 issue. The Company will assess and attempt to mitigate risks where outside service providers are not Year 2000 ready. However, there is no assurance that the failure of outside service providers to complete adequate preparations in a timely manner, which results in systems interruptions or other consequences, will not have an adverse effect, directly or indirectly, on the Company.

     The cost of addressing the Year 2000 issue is significant but not material to the Company's financial condition or results of operations. The Company will continue to incur costs in addressing the Year 2000, but does not anticipate that the costs will be material going forward.

     The foregoing statements are designated Year 2000 Readiness Disclosure within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271,S.2392).